UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY    14450

(Address of principal executive offices) (Zip code)

Michele T. Mosca        290 Woodcliff Drive, Fairport, NY    14450

(Name and address of agent for service)

Registrant’s telephone number, including area code:    585-325-6880

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - September 30, 2018

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 98.0%
Consumer Discretionary - 0.8%
Household Durables - 0.8%
DR Horton, Inc.	17,065	$719,801
Lennar Corp. - Class A	13,790	643,855
LGI Homes, Inc.*	12,040	571,178
NVR, Inc.*	245	605,346

Total Consumer Discretionary		2,540,180

Information Technology - 2.5%
IT Services - 2.5%
InterXion Holding N.V. (Netherlands)*	112,380	7,563,174

Real Estate - 94.7%
REITS - Apartments - 20.3%
American Campus Communities, Inc.	75,390	3,103,053
American Homes 4 Rent - Class A	291,170	6,373,712
Apartment Investment & Management Co. - Class A	108,430	4,785,016
AvalonBay Communities, Inc.	66,990	12,135,239
Bluerock Residential Growth REIT, Inc.	140,490	1,376,802
Equity Residential	131,455	8,710,208
Essex Property Trust, Inc.	15,135	3,733,956
Independence Realty Trust, Inc.	198,210	2,087,151
Invitation Homes, Inc.	253,630	5,810,663
Mid-America Apartment Communities, Inc.	63,780	6,389,480
UDR, Inc.	170,580	6,896,549

		61,401,829

REITS - Diversified - 22.7%
CatchMark Timber Trust, Inc. - Class A	188,865	2,158,726
Colony Capital, Inc.	335,236	2,041,587
CoreCivic, Inc.	181,325	4,411,637
Cousins Properties, Inc.	644,890	5,733,072
Crown Castle International Corp.	41,025	4,567,313
Digital Realty Trust, Inc.	83,025	9,338,652
Equinix, Inc.	39,175	16,958,466
Hibernia REIT plc (Ireland)[1]	1,606,740	2,649,016
Lamar Advertising Co. - Class A	26,810	2,085,818
Lexington Realty Trust	274,815	2,280,965
Outfront Media, Inc.	82,985	1,655,551
Plymouth Industrial REIT, Inc.	108,420	1,680,510
STAG Industrial, Inc.	120,055	3,301,513
UMH Properties, Inc.	110,600	1,729,784
Vornado Realty Trust	81,695	5,963,735
Weyerhaeuser Co.	67,760	2,186,615

		68,742,960

1

Investment Portfolio - September 30, 2018

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
REITS - Health Care - 8.9%
Community Healthcare Trust, Inc.	94,090	$2,914,908
HCP, Inc.	171,125	4,504,010
Healthcare Realty Trust, Inc.	109,090	3,191,973
Healthcare Trust of America, Inc. - Class A	123,150	3,284,411
Physicians Realty Trust	377,240	6,360,266
Ventas, Inc.	51,400	2,795,132
Welltower, Inc.	60,800	3,910,656

		26,961,356

REITS - Hotels - 4.9%
Apple Hospitality REIT, Inc.	145,275	2,540,860
Chesapeake Lodging Trust	74,740	2,396,912
Host Hotels & Resorts, Inc.	297,580	6,278,938
Sunstone Hotel Investors, Inc.	230,520	3,771,307

		14,988,017

REITS - Industrial - 7.7%
Americold Realty Trust	53,720	1,344,075
EastGroup Properties, Inc.	14,185	1,356,370
First Industrial Realty Trust, Inc.	78,185	2,455,009
Liberty Property Trust	121,685	5,141,191
Prologis, Inc.	190,180	12,892,302

		23,188,947

REITS - Manufactured Homes - 3.2%
Equity LifeStyle Properties, Inc.	33,390	3,220,465
Sun Communities, Inc.	62,820	6,378,743

		9,599,208

REITS - Office Property - 8.1%
Alexandria Real Estate Equities, Inc.	11,970	1,505,706
Boston Properties, Inc.	73,155	9,004,649
Brandywine Realty Trust	370,515	5,824,496
Tier REIT, Inc.	232,460	5,602,286
VEREIT, Inc.	337,030	2,446,838

		24,383,975

REITS - Regional Malls - 6.1%
The Macerich Co.	35,100	1,940,679
Simon Property Group, Inc.	93,425	16,512,869

		18,453,548

REITS - Shopping Centers - 4.9%
Acadia Realty Trust	71,230	1,996,577
Regency Centers Corp.	54,682	3,536,285

2

Investment Portfolio - September 30, 2018

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
REITS - Shopping Centers (continued)
Unibail-Rodamco-Westfield (France)[1]	17,790	$3,583,733
Urban Edge Properties	252,260	5,569,901

		14,686,496

REITS - Single Tenant - 2.2%
Agree Realty Corp.	32,365	1,719,229
Getty Realty Corp.	89,995	2,570,257
National Retail Properties, Inc.	54,865	2,459,049

		6,748,535

REITS - Storage - 5.7%
CubeSmart	77,865	2,221,489
Extra Space Storage, Inc.	34,180	2,961,355
Jernigan Capital, Inc.	111,665	2,154,018
Life Storage, Inc.	16,181	1,539,784
Public Storage	36,945	7,449,220
StorageVault Canada, Inc. (Canada)	414,750	850,917

		17,176,783

Total Real Estate		286,331,654

TOTAL COMMON STOCKS (Identified Cost $270,872,763)		296,435,008

MUTUAL FUND - 1.6%
iShares U.S. Real Estate ETF (Identified Cost $4,788,210)	58,345	4,668,767

SHORT-TERM INVESTMENT - 0.1%
Dreyfus Government Cash Management, Institutional Shares[2], 1.95% (Identified Cost $189,877)	189,877	189,877

TOTAL INVESTMENTS - 99.7% (Identified Cost $275,850,850)		301,293,652
OTHER ASSETS, LESS LIABILITIES - 0.3%		1,056,190

NET ASSETS - 100%		$302,349,842

ETF - Exchange-traded fund

REITS - Real Estate Investment Trusts

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2018.

3

Investment Portfolio - September 30, 2018

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$2,540,180	$2,540,180	$—	$—
Information Technology	7,563,174	7,563,174	—	—
Real Estate	286,331,654	280,098,905	6,232,749	—
Mutual funds	4,858,644	4,858,644	—	—

Total assets	$301,293,652	$295,060,903	$6,232,749	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or September 30, 2018.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2018

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 94.5%
Consumer Discretionary - 16.2%
Auto Components - 0.7%
Nemak S.A.B. de C.V. (Mexico)[1]	2,588,800	$1,950,523
NGK Spark Plug Co. Ltd. (Japan)[2]	40,100	1,168,899

		3,119,422

Automobiles - 1.7%
Ferrari NV (Italy)[2]	8,520	1,170,275
Geely Automobile Holdings Ltd. (China)[2]	1,082,000	2,154,760
Isuzu Motors Ltd. (Japan)[2]	67,800	1,068,836
Suzuki Motor Corp. (Japan)[2]	47,400	2,716,548

		7,110,419

Diversified Consumer Services - 3.2%
China Maple Leaf Educational Systems Ltd. (China)[2]	3,122,000	1,639,117
China Yuhua Education Corp. Ltd. (China)[1,2]	4,508,000	2,172,144
Fu Shou Yuan International Group Ltd. (China)[2]	4,502,000	3,515,490
New Oriental Education & Technology Group, Inc. - ADR (China)*	47,080	3,484,391
TAL Education Group - ADR (China)*	42,355	1,088,947
Wisdom Education International Holdings Co. Ltd. (China)[2]	2,726,000	1,433,946

		13,334,035

Hotels, Restaurants & Leisure - 0.3%
Compass Group plc (United Kingdom)[2]	52,020	1,156,584

Household Durables - 1.9%
Barratt Developments plc (United Kingdom)[2]	142,990	1,055,981
Crompton Greaves Consumer Electricals Ltd. (India)[2]	698,825	2,158,984
Kaufman & Broad S.A. (France)[2]	61,133	2,868,859
Sekisui Chemical Co. Ltd. (Japan)[2]	59,000	1,088,021
Techtronic Industries Co. Ltd. (Hong Kong)[2]	167,000	1,065,241

		8,237,086

Leisure Products - 2.1%
Bandai Namco Holdings, Inc. (Japan)[2]	54,200	2,105,717
Trigano S.A. (France)[2]	33,015	3,610,690
Yamaha Corp. (Japan)[2]	61,500	3,258,755

		8,975,162

Media - 0.3%
Hakuhodo DY Holdings, Inc. (Japan)[2]	60,900	1,069,609

Multiline Retail - 0.2%
Next plc (United Kingdom)[2]	13,945	997,995

Specialty Retail - 2.4%
Fast Retailing Co. Ltd. (Japan)[2]	2,000	1,013,198
Fnac Darty S.A. (France)*[2]	36,970	2,915,280
Future Lifestyle Fashions Ltd. (India)[2]	342,510	1,880,107

1

Investment Portfolio - September 30, 2018

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Industria de Diseno Textil S.A. (Spain)[2]	64,585	$1,951,212
Maisons du Monde S.A. (France)[1,2]	78,190	2,280,501

		10,040,298

Textiles, Apparel & Luxury Goods - 3.4%
ANTA Sports Products Ltd. (China)[2]	467,000	2,229,380
Burberry Group plc (United Kingdom)[2]	79,090	2,076,858
Hermes International (France)[2]	3,500	2,318,833
lululemon athletica, Inc. (United States)*	20,500	3,331,045
Luxottica Group S.p.A. (Italy)[2]	17,095	1,158,577
LVMH Moet Hennessy Louis Vuitton SE (France)[2]	3,470	1,226,196
Moncler S.p.A (Italy)[2]	48,830	2,101,028

		14,441,917

Total Consumer Discretionary		68,482,527

Consumer Staples - 9.6%
Beverages - 2.0%
Diageo plc (United Kingdom)[2]	118,970	4,214,903
Treasury Wine Estates Ltd. (Australia)[2]	341,885	4,315,254

		8,530,157

Food & Staples Retailing - 0.8%
Matsumotokiyoshi Holdings Co. Ltd. (Japan)[2]	58,700	2,407,186
Wesfarmers Ltd. (Australia)[2]	28,550	1,028,065

		3,435,251

Food Products - 3.3%
Barry Callebaut AG (Switzerland)[2]	555	1,050,966
Grupo Bimbo S.A.B. de C.V. - Series A (Mexico)	508,580	1,082,166
Kerry Group plc - Class A (Ireland)[2]	39,035	4,307,814
Kikkoman Corp. (Japan)[2]	17,900	1,066,064
Nestle S.A. (Switzerland)[2]	76,825	6,394,654

		13,901,664

Household Products - 1.0%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	1,235,200	2,191,335
Lion Corp. (Japan)[2]	96,700	2,147,671

		4,339,006

Personal Products - 2.2%
Beiersdorf AG (Germany)[2]	19,145	2,158,087
Kao Corp. (Japan)[2]	13,000	1,050,111
L’Oreal S.A. (France)[2]	8,965	2,161,345

2

Investment Portfolio - September 30, 2018

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Personal Products (continued)
Unilever plc - ADR (United Kingdom)	74,100	$4,073,277

		9,442,820

Tobacco - 0.3%
Swedish Match AB (Sweden)[2]	20,135	1,029,207

Total Consumer Staples		40,678,105

Energy - 11.1%
Energy Equipment & Services - 0.5%
Core Laboratories N.V. (United States)	19,385	2,245,365

Oil, Gas & Consumable Fuels - 10.6%
Canadian Natural Resources Ltd. (Canada)	92,620	3,026,024
China Petroleum & Chemical Corp. - Class H (China)[2]	3,288,000	3,303,616
Eni S.p.A. (Italy)[2]	167,650	3,160,129
Galp Energia SGPS S.A. (Portugal)[2]	322,825	6,400,917
Repsol S.A. (Spain)[2]	269,020	5,355,464
Royal Dutch Shell plc - Class B - ADR (Netherlands)	90,590	6,425,549
SK Innovation Co. Ltd. (South Korea)[2]	12,435	2,410,400
Suncor Energy, Inc. (Canada)	71,640	2,772,088
TOTAL S.A. (France)[2]	81,295	5,285,858
Vermilion Energy, Inc. (Canada)	105,090	3,462,726
Woodside Petroleum Ltd. (Australia)[2]	115,815	3,230,882

		44,833,653

Total Energy		47,079,018

Financials - 8.8%
Banks - 4.0%
Banco Comercial Portugues S.A. (Portugal)*[2]	7,256,480	2,148,416
CaixaBank S.A. (Spain)[2]	496,585	2,258,428
Erste Group Bank AG (Austria)[2]	48,670	2,020,620
Eurobank Ergasias S.A. (Greece)*[2]	2,390,060	1,804,379
FinecoBank Banca Fineco S.p.A. (Italy)[2]	189,000	2,520,295
Jyske Bank A/S (Denmark)[2]	43,825	2,122,081
KBC Group N.V. (Belgium)[2]	30,440	2,263,469
Sydbank A/S (Denmark)[2]	65,080	1,913,327

		17,051,015

Capital Markets - 2.2%
Euronext N.V. (Netherlands)[1,2]	53,100	3,488,950
Japan Exchange Group, Inc. (Japan)[2]	117,800	2,051,994
Julius Baer Group Ltd. (Switzerland)[2]	76,185	3,807,431

		9,348,375

3

Investment Portfolio - September 30, 2018

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Insurance - 0.3%
Admiral Group plc (United Kingdom)[2]	43,595	$1,181,747

Thrifts & Mortgage Finance - 2.3%
Aareal Bank AG (Germany)[2]	49,310	2,056,053
Housing Development Finance Corp. Ltd. (India)[2]	177,105	4,286,996
Indiabulls Housing Finance Ltd. (India)[2]	265,165	3,135,873

		9,478,922

Total Financials		37,060,059

Health Care - 6.8%
Health Care Equipment & Supplies - 3.3%
Coloplast A/S - Class B (Denmark)[2]	20,850	2,129,941
EssilorLuxottica (France)[2]	15,505	2,295,044
Hoya Corp. (Japan)[2]	18,900	1,122,490
Smith & Nephew plc (United Kingdom)[2]	114,825	2,094,954
Sonova Holding AG (Switzerland)[2]	5,220	1,036,003
Sysmex Corp. (Japan)[2]	12,000	1,034,801
Terumo Corp. (Japan)[2]	35,900	2,124,708
William Demant Holding A/S (Denmark)*[2]	54,170	2,033,455

		13,871,396

Health Care Providers & Services - 1.0%
Orpea (France)[2]	32,820	4,245,874

Life Sciences Tools & Services - 0.2%
Tecan Group AG (Switzerland)[2]	4,470	1,058,186

Pharmaceuticals - 2.3%
Astellas Pharma, Inc. (Japan)[2]	59,100	1,032,062
Chugai Pharmaceutical Co. Ltd. (Japan)[2]	34,000	2,185,633
Novartis AG (Switzerland)[2]	62,550	5,384,208
Novo Nordisk A/S - Class B (Denmark)[2]	22,160	1,042,962

		9,644,865

Total Health Care		28,820,321

Industrials - 20.4%
Aerospace & Defense - 0.8%
CAE, Inc. (Canada)	52,450	1,064,715
Elbit Systems Ltd. (Israel)[2]	8,100	1,029,237
MTU Aero Engines AG (Germany)[2]	4,905	1,104,992

		3,198,944

Building Products - 2.3%
Cie de Saint-Gobain (France)[2]	151,965	6,549,836
Geberit AG (Switzerland)[2]	6,805	3,158,484

		9,708,320

4

Investment Portfolio - September 30, 2018

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Commercial Services & Supplies - 2.8%
China Everbright International Ltd. (China)[2]	2,563,185	$2,213,024
Elis S.A. (France)[2]	181,650	4,276,848
Secom Co. Ltd. (Japan)[2]	12,800	1,043,094
SPIE S.A. (France)[2]	221,435	4,409,905

		11,942,871

Construction & Engineering - 2.5%
Eiffage S.A. (France)[2]	37,120	4,146,664
Vinci S.A. (France)[2]	67,685	6,439,533

		10,586,197

Industrial Conglomerates - 1.0%
Siemens AG (Germany)[2]	33,055	4,226,529

Machinery - 6.2%
Epiroc AB - Class A (Sweden)*[2]	199,635	2,230,546
FANUC Corp. (Japan)[2]	10,640	2,001,732
Hoshizaki Corp. (Japan)[2]	10,900	1,128,200
Hyundai Heavy Industries Co. Ltd. (South Korea)*[2]	18,910	2,292,035
Hyundai Mipo Dockyard Co. Ltd. (South Korea)*[2]	24,435	2,279,479
Jungheinrich AG (Germany)[2]	57,480	2,187,570
KION Group AG (Germany)[2]	50,530	3,102,592
Kone OYJ - Class B (Finland)[2]	40,150	2,143,155
Makita Corp. (Japan)[2]	22,400	1,121,706
Metso OYJ (Finland)[2]	60,850	2,153,612
Samsung Heavy Industries Co. Ltd. (South Korea)*[2]	149,865	1,091,355
Schindler Holding AG (Switzerland)[2]	8,700	2,171,142
The Weir Group plc (United Kingdom)[2]	92,685	2,126,375

		26,029,499

Professional Services - 2.2%
Experian plc (United Kingdom)[2]	44,390	1,139,056
Randstad Holding N.V. (Netherlands)[2]	54,720	2,920,656
Recruit Holdings Co. Ltd. (Japan)[2]	65,000	2,171,095
SGS S.A. (Switzerland)[2]	420	1,105,832
Teleperformance (France)[2]	5,425	1,023,452
Wolters Kluwer N.V. (Netherlands)[2]	16,805	1,047,622

		9,407,713

Road & Rail - 0.3%
Canadian National Railway Co. (Canada)	12,840	1,152,136

Trading Companies & Distributors - 1.3%
Ashtead Group plc (United Kingdom)[2]	72,900	2,313,004
Ferguson plc (Switzerland)[2]	13,675	1,159,946

5

Investment Portfolio - September 30, 2018

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Kanamoto Co. Ltd. (Japan)[2]	60,200	$2,134,332

		5,607,282

Transportation Infrastructure - 1.0%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	11,955	1,305,247
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B (Mexico)	79,364	868,280
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (Mexico)	103,275	2,110,311

		4,283,838

Total Industrials		86,143,329

Information Technology - 10.3%
Electronic Equipment, Instruments & Components - 2.6%
Halma plc (United Kingdom)[2]	124,780	2,349,229
Hexagon A.B. - Class B (Sweden)[2]	58,115	3,402,444
Keyence Corp. (Japan)[2]	7,518	4,367,108
Yokogawa Electric Corp. (Japan)[2]	50,600	1,070,339

		11,189,120

Internet Software & Services - 2.0%
Alibaba Group Holding Ltd. - ADR (China)*	19,940	3,285,314
REA Group Ltd. (Australia)[2]	17,445	1,082,334
Tencent Holdings Ltd. - Class H (China)[2]	96,200	3,927,926

		8,295,574

IT Services - 3.9%
Amadeus IT Group S.A. (Spain)[2]	12,060	1,117,827
Capgemini SE (France)[2]	9,140	1,150,705
Computershare Ltd. (Australia)[2]	80,720	1,162,466
Infosys Ltd. (India)[2]	163,570	1,643,196
Nomura Research Institute Ltd. (Japan)[2]	44,000	2,221,913
Obic Co. Ltd. (Japan)[2]	22,500	2,128,089
Sopra Steria Group (France)[2]	30,685	4,918,758
Tata Consultancy Services Ltd. (India)[2]	40,410	1,217,354
Wipro Ltd. (India)[2]	231,980	1,035,426

		16,595,734

Software - 1.8%
Check Point Software Technologies Ltd. (Israel)*	17,725	2,085,701
Oracle Corp. (Japan)[2]	26,700	2,151,281
SAP SE (Germany)[2]	9,605	1,181,064
Trend Micro, Inc. (Japan)[2]	33,300	2,141,981

		7,560,027

Total Information Technology		43,640,455

6

Investment Portfolio - September 30, 2018

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials - 7.4%
Chemicals - 3.1%
Asahi Kasei Corp. (Japan)[2]	70,100	$1,062,864
Croda International plc (United Kingdom)[2]	49,197	3,334,772
Frutarom Industries Ltd. (Israel)[2]	11,055	1,147,006
FUCHS PETROLUB SE (Germany)[2]	18,955	1,057,744
Givaudan S.A. (Switzerland)[2]	425	1,045,748
Mexichem S.A.B. de C.V. (Mexico)	322,070	1,102,652
Nippon Paint Holdings Co. Ltd. (Japan)[2]	26,800	1,000,339
Nissan Chemical Corp. (Japan)[2]	19,800	1,045,846
Novozymes A/S - Class B (Denmark)[2]	21,285	1,167,451
Sika AG (Switzerland)[2]	7,215	1,049,923

		13,014,345

Construction Materials - 0.5%
Wienerberger AG (Austria)[2]	80,355	2,008,799

Containers & Packaging - 0.7%
DS Smith plc (United Kingdom)[2]	499,716	3,112,692

Metals & Mining - 2.8%
Antofagasta plc (Chile)[2]	403,180	4,480,304
First Quantum Minerals Ltd. (Zambia)	157,320	1,791,644
Lundin Mining Corp. (Chile)	435,585	2,306,663
Southern Copper Corp. (Peru)	76,260	3,289,857

		11,868,468

Paper & Forest Products - 0.3%
Mondi plc (United Kingdom)[2]	41,355	1,132,295

Total Materials		31,136,599

Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Nexity S.A. (France)[2]	34,565	1,910,383

Telecommunication Services - 1.0%
Wireless Telecommunication Services - 1.0%
KDDI Corp. (Japan)[2]	79,300	2,187,629
NTT DOCOMO, Inc. (Japan)[2]	78,100	2,099,138

Total Telecommunication Services		4,286,767

Utilities - 2.4%
Independent Power and Renewable Electricity Producers - 1.8%
China Longyuan Power Group Corp. Ltd. - Class H (China)[2]	4,841,000	4,076,565
Huaneng Renewables Corp. Ltd. - Class H (China)[2]	12,068,000	3,598,513

		7,675,078

7

Investment Portfolio - September 30, 2018

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Utilities (continued)
Water Utilities - 0.6%
Guangdong Investment Ltd. (China)[2]	1,302,000	$2,307,096

Total Utilities		9,982,174

TOTAL COMMON STOCKS
(Identified Cost $395,883,517)		399,219,737

SHORT-TERM INVESTMENT - 3.8%

Dreyfus Government Cash Management, Institutional Shares[3], 1.95%,
(Identified Cost $16,174,948)	16,174,948	16,174,948

TOTAL INVESTMENTS - 98.3%
(Identified Cost $412,058,465)		415,394,685
OTHER ASSETS, LESS LIABILITIES - 1.7%		7,215,888

NET ASSETS - 100%		$422,610,573

ADR - American Depositary Receipt

*Non-income producing security.

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $9,892,118 or 2.3% of the Series’ net assets as of September 30, 2018.

2A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

3Rate shown is the current yield as of September 30, 2018.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

France 15.2%; Japan 14.4%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

8

Investment Portfolio - September 30, 2018

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$68,482,527	$9,854,906	$58,627,621	$—
Consumer Staples	40,678,105	7,346,778	33,331,327	—
Energy	47,079,018	17,931,752	29,147,266	—
Financials	37,060,059	—	37,060,059	—
Health Care	28,820,321	—	28,820,321	—
Industrials	86,143,329	6,500,689	79,642,640	—
Information Technology	43,640,455	5,371,015	38,269,440	—
Materials	31,136,599	8,490,816	22,645,783	—
Real Estate	1,910,383	—	1,910,383	—
Telecommunication Services	4,286,767	—	4,286,767	—
Utilities	9,982,174	—	9,982,174	—
Mutual funds	16,174,948	16,174,948	—	—

Total assets	$415,394,685	$71,670,904	$343,723,781	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2017 or September 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

9

Investment Portfolio - September 30, 2018

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES - 93.9%
Akron, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2018	AA	[2]	$225,000	$226,159
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2019	A1		720,000	728,208
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2022	A1		200,000	217,338
American Municipal Power, Inc., Prairie State Energy Campus Project, Prerefunded Balance, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1		100,000	100,941
Barberton City School District, G.O. Bond	4.000%	12/1/2019	AA	[2]	625,000	638,931
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A3		105,000	111,050
Beavercreek City School District, G.O. Bond	5.000%	12/1/2023	Aa1		500,000	564,845
Beavercreek City School District, G.O. Bond	5.000%	12/1/2024	Aa1		590,000	676,659
Beavercreek City School District, G.O. Bond	5.000%	12/1/2034	Aa1		210,000	236,361
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	Aaa		500,000	589,755
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2024	Aaa		600,000	688,866
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	Aaa		250,000	291,110
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	WR	[3]	190,000	190,979
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	Aaa		120,000	120,628
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	4.250%	12/1/2019	WR	[3]	125,000	128,246
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2037	Aaa		335,000	364,902
Cincinnati Water System, Water Utility Impt., Unrefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	Aaa		40,000	40,207
Cincinnati Water System, Water Utility Impt., Unrefunded Balance, Series A, Revenue Bond	4.250%	12/1/2019	Aaa		75,000	76,991
Cincinnati, Public Impt., Series C, G.O. Bond	5.000%	12/1/2020	Aa2		300,000	317,910
Clermont County Transportation Improvement District, Public Impt., Revenue Bond	4.000%	12/1/2027	Aa2		500,000	543,450
Cleveland Department of Public Utilities Division of Water, Series T, Revenue Bond	5.000%	1/1/2019	Aa1		370,000	372,886
Cleveland Department of Public Utilities Division of Water, Series Y, Revenue Bond	5.000%	1/1/2022	Aa1		1,140,000	1,244,344
Cleveland Department of Public Utilities Division of Water, Water Utility Impt., 2nd Lien, Series A, Revenue Bond	5.000%	1/1/2019	Aa2		235,000	236,826
Cleveland, Public Impt., Revenue Bond	4.000%	11/15/2020	A1		220,000	228,756
Columbus City School District, School Impt., G.O. Bond	5.000%	12/1/2029	Aa2		250,000	290,475
Columbus, Public Impt., Series A, G.O. Bond	4.000%	8/15/2025	Aaa		375,000	411,285
Columbus, Public Impt., Series A, G.O. Bond	4.000%	8/15/2026	Aaa		300,000	326,850
Columbus, Public Impt., Series B, G.O. Bond	4.000%	8/15/2026	Aaa		100,000	108,622
Columbus, Recreational Facilities Impt., Series A, G.O. Bond	4.000%	2/15/2021	Aaa		500,000	522,785

1

Investment Portfolio - September 30, 2018

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Columbus, Sewer Impt., Revenue Bond	5.000%	6/1/2026	Aa1		$500,000	$572,210
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa2		400,000	401,444
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2018	Aa2		185,000	185,067
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2019	Aa2		85,000	85,058
Cuyahoga County, Public Impt., Revenue Bond	5.000%	12/1/2024	Aa2		500,000	573,130
Cuyahoga County, Public Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aa2		395,000	419,703
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2021	Aa2		155,000	154,244
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2022	Aa2		170,000	168,251
Dayton, Water Utility Impt., Revenue Bond	2.000%	12/1/2021	Aa2		245,000	243,581
Dayton, Water Utility Impt., Revenue Bond	2.250%	12/1/2022	Aa2		200,000	199,524
Dayton, Water Utility Impt., Revenue Bond	2.500%	12/1/2023	Aa2		200,000	201,060
Delaware County, Public Impt., G.O. Bond	4.000%	12/1/2040	Aaa		300,000	307,317
Delaware County, Public Impt., Revenue Bond	3.000%	12/1/2024	Aa1		305,000	310,679
Dublin City School District, G.O. Bond	5.000%	12/1/2026	Aa1		235,000	276,426
Dublin, Various Purposes Impt., G.O. Bond	3.500%	12/1/2035	Aaa		450,000	450,270
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3		200,000	212,070
Fairfield County, Public Impt., G.O. Bond	2.000%	12/1/2018	Aa2		300,000	300,096
Franklin County, G.O. Bond	5.000%	12/1/2025	Aaa		275,000	320,221
Franklin County, G.O. Bond	5.000%	12/1/2026	Aaa		880,000	1,026,590
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa		100,000	100,643
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2023	Aa1		300,000	324,084
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2024	Aa1		375,000	407,831
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2025	Aa1		105,000	122,042
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2026	Aa1		500,000	578,310
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2027	Aa1		420,000	489,334
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	5.000%	12/1/2018	Aa1		350,000	351,824
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2		100,000	106,080
Hamilton City School District, Various Purposes Impt., G.O. Bond	4.000%	12/1/2018	AA	[2]	200,000	200,684
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	530,830
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2024	Aa2		570,000	653,368
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	12/1/2018	Aa2		150,000	150,536
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	530,830

2

Investment Portfolio - September 30, 2018

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	5.000%	12/1/2021	Aa2		$500,000	$543,025
Hamilton County, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aa2		320,000	347,062
Hilliard, Limited Tax, Various Purposes Impt., G.O. Bond	3.000%	12/1/2018	Aa1		100,000	100,175
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2019	A1		300,000	310,119
Hudson City School District, School Impt., G.O. Bond	4.000%	12/1/2031	Aa1		300,000	315,354
Hudson City School District, School Impt., G.O. Bond	4.000%	12/1/2040	Aa1		500,000	509,240
Lakewood, Various Purposes Impt., G.O. Bond	4.000%	12/1/2030	Aa2		685,000	725,593
Lakota Local School District, Butler County, G.O. Bond	5.000%	12/1/2019	Aa1		175,000	181,046
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2018	AA	[2]	335,000	336,085
Miami County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2018	Aa2		200,000	201,040
Miamisburg City School District, G.O. Bond	5.000%	12/1/2022	Aa3		250,000	276,335
Miamisburg City School District, G.O. Bond	5.000%	12/1/2024	Aa3		275,000	313,701
New Albany Plain Local School District, School Impt., G.O. Bond	4.000%	12/1/2028	Aa1		500,000	540,090
New Albany, Limited Tax, Recreational Facility Impt., G.O. Bond	3.000%	12/1/2020	Aaa		340,000	346,290
North Ridgeville City School District, G.O. Bond	3.375%	12/1/2047	Aa2		500,000	450,460
North Ridgeville, Water Utility Impt., G.O. Bond, AGC	4.750%	12/1/2018	Aa1		200,000	200,962
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	5.000%	11/15/2021	Aa1		750,000	815,565
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2019	Aa2		375,000	379,290
Ohio State Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	2/15/2024	Aa3		400,000	441,660
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa2		260,000	263,450
Ohio State Water Development Authority, Drinking Water Assistance, Revenue Bond	5.000%	6/1/2021	Aaa		500,000	538,035
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa		125,000	137,980
Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa		300,000	308,217
Ohio State Water Development Authority, Sewer Impt., Series A, Revenue Bond	5.000%	6/1/2020	Aaa		450,000	472,122
Ohio State Water Development Authority, Water Utility Impt., Series B, Revenue Bond	5.000%	12/1/2031	Aaa		455,000	525,789
Ohio State, Highway Impt., Series S, G.O. Bond	5.000%	5/1/2026	Aa1		225,000	263,450

3

Investment Portfolio - September 30, 2018

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	9/1/2025	Aa1		$350,000	$405,717
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1		1,150,000	1,266,024
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1		500,000	541,150
Ohio State, Series A, G.O. Bond	5.000%	9/1/2022	Aa1		125,000	138,054
Ohio State, Series A, G.O. Bond	5.000%	9/1/2025	Aa1		600,000	695,514
Ohio State, Series B, Revenue Bond	5.000%	12/15/2018	Aa2		650,000	654,140
Ohio State, Series B, Revenue Bond	5.000%	12/15/2019	Aa2		350,000	362,324
Olentangy Local School District, School Impt., G.O. Bond	5.000%	12/1/2019	Aa1		100,000	103,455
Olentangy Local School District, Series B, G.O. Bond	5.000%	12/1/2018	Aa1		150,000	150,774
Olentangy Local School District, Series B, G.O. Bond	3.000%	12/1/2020	Aa1		115,000	117,372
Sheffield, Limited Tax, Various Purposes Impt., G.O. Bond	2.000%	12/1/2018	AA	[2]	140,000	140,038
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2018	Aa3		200,000	201,100
Springboro, Water Utility Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2019	WR	[3]	95,000	95,481
Springboro, Water Utility Impt., Unrefunded Balance, G.O. Bond	5.000%	12/1/2019	Aa1		5,000	5,026
Summit County, Various Purposes Impt., Series R, G.O. Bond, NATL	5.500%	12/1/2019	Aa1		100,000	104,086
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		500,000	516,740
Toledo, Limited Tax, Capital Impt., G.O. Bond	5.000%	12/1/2019	A2		275,000	284,050
Troy, Limited Tax, Water & Sewer Impt., G.O. Bond	2.000%	12/1/2020	Aa1		100,000	99,936
Upper Arlington, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aaa		535,000	583,118
Vandalia Butler City School District, School Impt., Series B, G.O. Bond	4.000%	12/1/2026	Aa3		315,000	342,405
Westerville, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa		100,000	106,298

TOTAL MUNICIPAL BONDS (Identified Cost $38,791,785)						38,304,639

4

Investment Portfolio - September 30, 2018

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	PRINCIPAL AMOUNT/ SHARES	VALUE
U.S. GOVERNMENT SECURITIES - 3.9%
U.S. Treasury Bill - 3.9%
United States Treasury Bill	2.06%[4]	10/25/2018	$320,000	$319,556
United States Treasury Bill	2.09%[4]	11/29/2018	320,000	318,887
United States Treasury Bill	2.15%[4]	12/27/2018	320,000	318,335
United States Treasury Bill	2.23%[4]	1/31/2019	320,000	317,588
United States Treasury Bill	2.28%[4]	2/28/2019	320,000	316,960

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,591,403)				1,591,326

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Government Cash Management, Institutional Shares (Identified Cost $446,161)	1.95%[5]		446,161	446,161

TOTAL INVESTMENTS - 98.9% (Identified Cost $40,829,349)				40,342,126
OTHER ASSETS, LESS LIABILITIES - 1.1%				432,365

NET ASSETS - 100%				$40,774,491

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2018, there is no rating available (unaudited).

4Represents the annualized yield at time of purchase.

5Rate shown is the current yield as of September 30, 2018.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - September 30, 2018

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$38,304,639	$—	$38,304,639	$—
U.S. Treasury and other U.S. Government agencies	1,591,326	1,591,326	—	—
Mutual fund	446,161	446,161	—	—

Total assets	$40,342,126	$2,037,487	$38,304,639	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or September 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 97.9%
ALASKA - 0.2%
Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	A1		$500,000	$542,700

ARIZONA - 3.2%
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2		1,050,000	1,177,270
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2		1,200,000	1,365,144
Mesa, Multiple Utility Impt., Revenue Bond	3.000%	7/1/2039	Aa2		1,525,000	1,347,886
Pima County Sewer System, Series A, Revenue Bond	5.000%	7/1/2019	AA	[2]	1,000,000	1,022,710
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA	[2]	1,400,000	1,471,470
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	12/1/2018	Aa1		1,340,000	1,346,914
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1		400,000	425,104
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA	[2]	460,000	486,606

						8,643,104

COLORADO - 3.3%
Aurora Water, Green Bond, Revenue Bond	4.000%	8/1/2046	AA	[2]	2,000,000	2,048,600
Boulder County, Series A, Revenue Bond	5.000%	7/15/2026	AA	[2]	1,000,000	1,171,990
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1		1,500,000	1,552,530
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2		2,435,000	2,517,060
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa1		1,500,000	1,561,125

						8,851,305

DELAWARE - 0.8%
Delaware River & Bay Authority, Series C, Revenue Bond	5.000%	1/1/2019	A1		2,000,000	2,015,080

DISTRICT OF COLUMBIA - 1.7%
District of Columbia Water & Sewer Authority, Series A, Revenue Bond	5.000%	10/1/2029	Aa2		1,380,000	1,586,048
District of Columbia Water & Sewer Authority, Series B, Revenue Bond	5.000%	10/1/2036	Aa2		900,000	1,008,027
District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa2		1,000,000	1,106,180

1

Investment Portfolio - September 30, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
DISTRICT OF COLUMBIA (continued)
District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2026	Aaa	$750,000	$878,865

					4,579,120

FLORIDA - 7.7%
Daytona Beach Utility System, Water Utility Impt., Revenue Bond, AGM	5.000%	11/1/2019	A1	1,010,000	1,041,441
Florida State, G.O. Bond	3.500%	7/1/2046	Aaa	2,000,000	1,868,240
Florida’s Turnpike Enterprise, Series C, Revenue Bond	5.000%	7/1/2019	Aa2	920,000	940,967
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,631,875
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	9/1/2026	Aa1	960,000	882,720
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	3/1/2027	Aa1	995,000	903,599
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	808,456
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	2,000,000	2,057,340
JEA Electric System, Swap Termination, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,543,005
JEA Water & Sewer System, Series A, Revenue Bond	5.000%	10/1/2027	Aa2	1,000,000	1,189,670
Miami-Dade County, Water & Sewer System, Revenue Bond	5.000%	10/1/2023	Aa3	2,000,000	2,247,520
Miami-Dade County, Water & Sewer System, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3	500,000	515,865
Okaloosa County, Water & Sewer, Revenue Bond	5.000%	7/1/2023	Aa3	2,065,000	2,310,363
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A1	500,000	511,395
Orlando-Orange County Expressway Authority, Swap Termination, Series B, Revenue Bond	5.000%	7/1/2020	A1	1,165,000	1,224,893
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1	500,000	560,250
Tampa, BayCare Health System, Revenue Bond	5.000%	11/15/2018	Aa2	500,000	501,875

					20,739,474

GEORGIA - 4.4%
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa2	1,160,000	1,197,375
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3	500,000	515,040
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2019	Aa2	1,200,000	1,209,360
Georgia State, Series E, G.O. Bond	5.000%	12/1/2025	Aaa	4,000,000	4,677,760
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	2,250,000	2,267,212

2

Investment Portfolio - September 30, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
GEORGIA (continued)
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		$500,000	$503,825
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1		485,000	499,569
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1		1,000,000	1,055,150

						11,925,291

HAWAII - 1.1%
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3		1,000,000	1,022,710
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa3		1,750,000	1,962,118

						2,984,828

ILLINOIS - 2.5%
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA	[2]	500,000	509,025
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA	[2]	625,000	637,600
Central Lake County Joint Action Water Agency, Prerefunded Balance, Revenue Bond	4.000%	5/1/2019	WR	[3]	10,000	10,117
Central Lake County Joint Action Water Agency, Unrefunded Balance, Revenue Bond	4.000%	5/1/2019	Aa2		750,000	758,693
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series A, G.O. Bond	5.000%	12/30/2018	Aa1		820,000	826,011
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1		2,000,000	2,257,260
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	Aa3		1,000,000	1,033,380
Sangamon & Morgan Counties Community Unit School District No. 16 New Berlin, School Impt., G.O. Bond, NATL	5.500%	2/1/2019	Baa2		725,000	733,192

						6,765,278

INDIANA - 1.5%
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3		745,000	743,734
Indiana Municipal Power Agency, Series A, Revenue Bond	5.000%	1/1/2019	A1		2,540,000	2,559,482

3

Investment Portfolio - September 30, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
INDIANA (continued)
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1		$750,000	$768,555

						4,071,771

IOWA - 0.8%
Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2		2,000,000	2,257,300

KANSAS - 3.0%
Kansas Development Finance Authority, Prerefunded Balance, Revenue Bond	5.000%	11/15/2020	WR	[3]	20,000	20,620
Kansas Development Finance Authority, Unrefunded Balance, Revenue Bond	5.000%	11/15/2020	Aa2		480,000	494,986
Kansas Turnpike Authority, Series A, Revenue Bond	5.000%	9/1/2019	AA	[2]	2,965,000	3,045,915
Topeka Combined Utility, Series A, Revenue Bond	4.000%	8/1/2019	Aa3		845,000	858,976
Wichita, Water & Sewer Utility, Series B, Revenue Bond	5.000%	10/1/2019	AA	[2]	2,000,000	2,059,340
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A2		1,495,000	1,574,160

						8,053,997

KENTUCKY - 0.6%
Kentucky Turnpike Authority, Series A, Revenue Bond	5.000%	7/1/2019	Aa3		500,000	510,640
Louisville & Jefferson County, Sewer Impt., Series A, Revenue Bond	5.000%	5/15/2024	Aa3		1,070,000	1,212,995

						1,723,635

LOUISIANA - 1.3%
Lafayette Utilities, Water & Sewer Impt., Revenue Bond	5.000%	11/1/2019	A1		990,000	1,020,502
New Orleans, Sewer Impt., Revenue Bond	5.000%	6/1/2021	A	[2]	600,000	640,488
New Orleans, Water Utility Impt., Revenue Bond	5.000%	12/1/2020	A	[2]	1,700,000	1,792,242

						3,453,232

MAINE - 0.2%
Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2		570,000	601,612

4

Investment Portfolio - September 30, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MARYLAND - 0.5%
Baltimore, Wastewater Projects, Series C, Revenue Bond	5.000%	7/1/2026	Aa2		$815,000	$951,415
Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2		500,000	510,830

						1,462,245

MASSACHUSETTS - 1.5%
Commonwealth of Massachusetts, Series C, G.O. Bond	3.625%	10/1/2040	Aa1		3,000,000	2,853,330
Massachusetts Water Resources Authority, Series B, Revenue Bond, AGM	5.250%	8/1/2032	Aa1		970,000	1,213,034

						4,066,364

MICHIGAN - 1.2%
Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA	[2]	1,000,000	1,017,590
Ann Arbor Sewage Disposal System, Revenue Bond	2.000%	7/1/2027	AA	[2]	820,000	741,018
Walled Lake Consolidated School District, G.O. Bond	5.000%	5/1/2019	Aa1		1,000,000	1,017,450
West Ottawa Public Schools, Series I, G.O. Bond	5.000%	5/1/2019	Aa2		400,000	406,932

						3,182,990

MINNESOTA - 0.9%
Minnesota State, Series D, G.O. Bond	5.000%	8/1/2024	Aa1		2,000,000	2,289,500

MISSOURI - 2.1%
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	1/1/2025	Aa2		750,000	818,302
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	1/1/2027	Aa2		1,590,000	1,810,628
Metropolitan St Louis Sewer District, Sewer Impt., Series C, Revenue Bond	4.000%	5/1/2041	Aa1		2,000,000	2,051,280
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA	[2]	230,000	229,068
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2		725,000	752,093

						5,661,371

NEBRASKA - 2.6%
Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA	[2]	2,000,000	2,163,080
Nebraska Public Power District, Revenue Bond	5.000%	1/1/2019	A1		1,000,000	1,007,690

5

Investment Portfolio - September 30, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEBRASKA (continued)
Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1		$500,000	$503,845
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1		1,000,000	1,037,120
Omaha Public Power District, Series A, Revenue Bond	5.000%	2/1/2030	Aa2		1,000,000	1,146,990
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa2		1,265,000	1,277,979

						7,136,704

NEW HAMPSHIRE - 1.0%
New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1		2,575,000	2,676,558

NEW JERSEY - 1.0%
New Jersey State Turnpike Authority, Prerefunded Balance, Series H, Revenue Bond	5.000%	1/1/2020	WR	[3]	355,000	357,794
New Jersey State Turnpike Authority, Series B, Revenue Bond	5.000%	1/1/2019	A2		1,625,000	1,637,708
New Jersey State Turnpike Authority, Unrefunded Balance, Series H, Revenue Bond	5.000%	1/1/2020	A	[2]	560,000	564,306

						2,559,808

NEW MEXICO - 1.3%
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2		1,250,000	1,376,138
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2		2,000,000	2,245,300

						3,621,438

NEW YORK - 11.3%
Metropolitan Transportation Authority, Series D-1, Revenue Bond	5.000%	11/15/2024	A1		1,385,000	1,571,061
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1		1,315,000	1,359,316
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		1,000,000	1,015,270
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries C-2, Revenue Bond	5.000%	5/1/2037	Aa1		2,740,000	3,122,285

6

Investment Portfolio - September 30, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries F-3, Revenue Bond	3.000%	2/1/2037	Aa1		$3,000,000	$2,663,430
New York City Water & Sewer System, Series EE, Revenue Bond	5.000%	6/15/2040	Aa1		3,500,000	3,953,915
New York City, Public Impt., Series F-1, G.O. Bond	5.000%	6/1/2024	Aa2		2,880,000	3,270,989
New York City, Series 1, G.O. Bond	5.000%	8/1/2020	Aa2		1,000,000	1,054,000
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2		2,000,000	2,243,540
New York City, Series A, G.O. Bond	5.000%	8/1/2023	Aa2		2,000,000	2,243,540
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2		860,000	962,125
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3		420,000	434,784
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		1,000,000	1,005,320
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1		765,000	850,910
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3		725,000	741,856
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3		920,000	977,564
Triborough Bridge & Tunnel Authority, Subseries A, Revenue Bond	5.000%	11/15/2023	A1		2,805,000	3,145,499

						30,615,404

NORTH CAROLINA - 3.0%
Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa		1,400,000	1,489,390
Charlotte, Water & Sewer System, Revenue Bond	4.000%	7/1/2047	Aaa		2,000,000	2,060,200
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA	[2]	580,000	613,547
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2		400,000	414,444
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2024	A	[2]	3,000,000	3,380,730

						7,958,311

OHIO - 6.6%
American Municipal Power, Inc., Fremont Energy Center Project, Prerefunded Balance, Series B, Revenue Bond	5.000%	2/15/2023	A1		1,895,000	2,068,298
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	Aaa		500,000	589,755
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	Aaa		1,000,000	1,164,440

7

Investment Portfolio - September 30, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
OHIO (continued)
Columbus, Sewer Impt., Revenue Bond	5.000%	6/1/2026	Aa1		$520,000	$595,098
Ohio State Turnpike Commission, Series A, Revenue Bond	5.250%	2/15/2027	Aa2		600,000	713,910
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa2		3,735,000	3,784,563
Ohio State, Public Impt., Series B, G.O. Bond	3.000%	9/1/2021	Aa1		2,000,000	2,050,020
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1		4,200,000	4,623,738
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		1,010,000	1,043,815
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3		610,000	660,441
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2		610,000	641,775

						17,935,853

OKLAHOMA - 1.8%
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3		2,750,000	2,851,722
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2022	Aa3		2,000,000	2,129,320

						4,981,042

OREGON - 3.5%
Bend, Water Utility Impt., Revenue Bond	5.000%	12/1/2030	Aa2		1,435,000	1,649,202
Clackamas County Service District No. 1, Sewer Impt., Revenue Bond	2.000%	12/1/2029	AAA	[2]	1,000,000	892,740
Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA	[2]	440,000	451,620
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2		230,000	229,370
Portland Sewer System, Series A, Revenue Bond	5.000%	8/1/2019	Aa2		1,285,000	1,317,099
Portland Sewer System, Series A, Revenue Bond	5.000%	6/15/2026	Aa1		2,480,000	2,894,854
Portland Sewer System, Series B, Revenue Bond	2.125%	6/15/2030	Aa2		1,000,000	878,580
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa1		1,015,000	1,099,458

						9,412,923

PENNSYLVANIA - 4.0%
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Revenue Bond	5.000%	8/15/2019	A1		640,000	656,173

8

Investment Portfolio - September 30, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	12/1/2019	A1		$1,500,000	$1,550,070
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA	[2]	600,000	603,300
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA	[2]	1,000,000	1,055,360
Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1		1,200,000	1,345,068
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2019	Aa3		1,050,000	1,077,458
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2020	A1		1,000,000	1,033,960
Philadelphia, Water & Wastewater, Swap Termination, Series A, Revenue Bond, AGM	5.000%	6/15/2019	A1		1,000,000	1,021,160
Pittsburgh Water & Sewer Authority, Prerefunded Balance, Series B, Revenue Bond, AGM	5.000%	9/1/2019	A2		1,000,000	1,027,200
University Area Joint Authority, Revenue Bond, AGM	2.250%	11/1/2027	AA	[2]	1,500,000	1,395,495

						10,765,244

SOUTH CAROLINA - 0.5%
Charleston, Waterworks & Sewer System, Prerefunded Balance, Revenue Bond	5.000%	1/1/2022	Aaa		530,000	564,636
Greenwood Metropolitan District, Sewer Impt., Revenue Bond	5.000%	10/1/2026	Aa3		500,000	581,050
South Carolina State Public Service Authority, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A2		85,000	85,669

						1,231,355

TENNESSEE - 2.6%
Knoxville Electric System Revenue, Electric Light & Power Impt., Series II, Revenue Bond	3.000%	7/1/2028	Aa2		1,090,000	1,097,935
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2		800,000	879,512
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2		705,000	772,412
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2		685,000	705,413
Knoxville Wastewater System, Sewer Impt., Series B, Revenue Bond	4.000%	4/1/2024	Aa2		400,000	421,896
Madison Suburban Utility District, Revenue Bond, AGM	5.000%	2/1/2019	A1		655,000	661,484

9

Investment Portfolio - September 30, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TENNESSEE (continued)
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2		$1,000,000	$1,005,330
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2		1,505,000	1,517,582

						7,061,564

TEXAS - 8.0%
Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	Aa3		1,600,000	1,697,024
Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	Aa3		500,000	554,210
Austin Water & Wastewater System, Revenue Bond	5.000%	11/15/2026	Aa2		1,500,000	1,760,745
Fort Worth Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1		550,000	572,543
Fort Worth Water & Sewer System, Water Utility Impt., Revenue Bond	4.000%	2/15/2043	Aa1		2,000,000	2,022,640
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1		500,000	510,680
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond	5.000%	8/15/2023	Aa2		600,000	672,444
Houston Combined Utility System, Multi Utility Impt., Series D, Revenue Bond	5.000%	11/15/2025	Aa2		1,265,000	1,441,847
Houston Combined Utility System, Series S, Revenue Bond, (MUNIPSA + 0.900%)[4]	2.460%	5/15/2034	AA	[2]	1,000,000	1,006,520
Metropolitan Transit Authority of Harris County, Transit Impt., Prerefunded Balance, Revenue Bond	5.000%	11/1/2019	Aa2		845,000	872,133
North Texas Municipal Water District, Sewer Impt., Revenue Bond	3.500%	6/1/2035	Aa2		1,000,000	980,140
North Texas Municipal Water District, Water Utility Impt., Revenue Bond	5.000%	9/1/2023	Aa2		2,535,000	2,842,496
North Texas Tollway Authority, Series A, Revenue Bond	5.000%	1/1/2026	A1		500,000	557,705
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2026	Aa2		500,000	581,695
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2032	Aa2		2,170,000	2,473,106
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bond	5.000%	8/1/2024	AAA	[2]	2,200,000	2,475,396
Trinity River Authority LLC, Tarrant County Water Project, Revenue Bond	5.000%	2/1/2019	AA	[2]	500,000	505,115

						21,526,439

UTAH - 0.6%
Central Utah Water Conservancy District, Series B, Revenue Bond	5.000%	10/1/2025	AA	[2]	500,000	579,785

10

Investment Portfolio - September 30, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
UTAH (continued)
Provo Energy System Revenue, Series A, Revenue Bond, BAM	5.000%	2/1/2026	AA	[2]	$975,000	$1,107,083

						1,686,868

VIRGINIA - 0.5%
Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa		1,290,000	1,329,319

WASHINGTON - 9.4%
Everett Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA	[2]	1,330,000	1,412,886
Everett, G.O. Bond, (MUNIPSA + 0.400%)[4]	1.960%	12/1/2034	AA	[2]	885,000	885,832
King County School District No. 414 Lake Washington, School Impt., Series E, G.O. Bond	5.000%	12/1/2031	Aaa		2,000,000	2,316,340
King County Sewer Revenue, Series B, Revenue Bond	5.000%	1/1/2020	Aa1		750,000	778,125
King County, Series E, G.O. Bond	5.000%	6/1/2022	AAA		2,000,000	2,201,220
Seattle Municipal Light & Power, Series A, Revenue Bond	5.000%	6/1/2019	Aa2		1,675,000	1,708,835
Seattle Water System Revenue, Revenue Bond	5.000%	5/1/2026	Aa1		4,000,000	4,603,240
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1		2,000,000	2,163,660
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	4.000%	4/1/2034	Aa1		2,435,000	2,547,400
Tacoma, Sewer Impt., Revenue Bond	4.000%	12/1/2019	Aa2		1,095,000	1,120,689
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		475,000	475,000
Washington State, Series 2011-A, G.O. Bond	5.000%	1/1/2020	Aa1		2,000,000	2,073,980
Washington State, Series B, G.O. Bond	5.000%	2/1/2027	Aa1		2,675,000	3,047,414

						25,334,621

WISCONSIN - 1.7%
Milwaukee Sewerage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa3		470,000	505,499
Milwaukee Sewerage System, Sewer Impt., Series S7, Revenue Bond	3.000%	6/1/2031	AA	[2]	1,000,000	928,710
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit, Series A, Revenue Bond	5.000%	11/15/2018	Aa2		600,000	602,214
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1		510,000	514,192

11

Investment Portfolio - September 30, 2018

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

MUNICIPAL BONDS (continued)
WISCONSIN (continued)
WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1	$2,000,000	$2,098,580

					4,649,195

TOTAL MUNICIPAL BONDS
(Identified Cost $267,853,142)					264,352,843

SHORT-TERM INVESTMENT - 1.0%
Dreyfus Government Cash Management, Institutional Shares (Identified Cost $2,823,711)	1.95%[5]			2,823,711	2,823,711

TOTAL INVESTMENTS - 98.9%
(Identified Cost $270,676,853)					267,176,554
OTHER ASSETS, LESS LIABILITIES - 1.1%					2,924,474

NET ASSETS - 100%					$270,101,028

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

MUNIPSA - SIFMA Municipal Swap Index Yield

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2018, there is no rating available (unaudited).

4Floating rate security. Rate shown is the rate in effect as of September 30, 2018.

5Rate shown is the current yield as of September 30, 2018.

12

Investment Portfolio - September 30, 2018

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$264,352,843	$—	$264,352,843	$—
Mutual fund	2,823,711	2,823,711	—	—

Total assets	$267,176,554	$2,823,711	$264,352,843	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or September 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

13

Investment Portfolio - September 30, 2018

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 97.6%
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA	[2]	$1,295,000	$1,301,773
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA	[2]	1,125,000	1,164,926
Amherst, Public Impt., G.O. Bond	2.125%	11/1/2025	Aa2		675,000	650,437
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2		400,000	417,060
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2		300,000	317,559
Babylon, Various Purposes, Public Impt., Series B, G.O. Bond	2.250%	12/1/2026	Aaa		705,000	692,557
Beacon, Public Impt., Series A, G.O. Bond	3.000%	10/1/2018	Aa2		675,000	675,000
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa2		500,000	500,000
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2		265,000	268,774
Brookhaven, Public Impt., Series A, G.O. Bond	3.000%	2/1/2019	Aa1		1,385,000	1,390,512
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A	[2]	300,000	318,867
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A	[2]	300,000	335,361
Canandaigua City School District, G.O. Bond	2.125%	6/15/2026	Aa3		540,000	517,374
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	Aa3		405,000	405,320
Chappaqua Central School District, School Impt., G.O. Bond	2.250%	6/15/2025	Aaa		675,000	669,998
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2		500,000	491,250
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2		250,000	262,955
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2		500,000	519,650
Clarkstown, G.O. Bond	4.000%	5/15/2019	AA	[2]	375,000	380,006
Corning City School District, G.O. Bond	4.000%	6/15/2028	Aa3		995,000	1,090,182
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2019	AA	[2]	305,000	307,141
Dutchess County, G.O. Bond	2.125%	12/15/2023	AA	[2]	850,000	845,214
Erie County Fiscal Stability Authority, Public Impt., Series A, Revenue Bond	4.000%	3/15/2019	Aa1		600,000	605,976
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA	[2]	500,000	523,615
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA	[2]	250,000	251,785
Gates Chili Central School District, School Impt., G.O. Bond	2.000%	6/15/2019	Aa3		215,000	215,206
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3		620,000	626,318
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2		500,000	500,075
Islip Union Free School District, School Impt., G.O. Bond	2.250%	3/1/2019	Aa3		475,000	475,831
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	Aa3		200,000	201,044
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2		500,000	500,620
Kings Park Central School District, School Impt., Series B, G.O. Bond	2.000%	7/15/2025	Aa2		800,000	765,160
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	Aa3		450,000	450,436

1

Investment Portfolio - September 30, 2018

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aaa		$335,000	$334,936
Metropolitan Transportation Authority, Climate Bond Certified Green Bond, Series B-2, Revenue Bond	5.000%	11/15/2025	AA	[2]	1,350,000	1,576,490
Metropolitan Transportation Authority, Series A-2, Revenue Bond	5.000%	11/15/2025	A1		750,000	858,938
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1		1,000,000	1,033,700
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2022	A1		250,000	276,482
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2025	A1		505,000	553,697
Metropolitan Transportation Authority, Subseries B-1, Revenue Bond	5.000%	11/15/2024	AA	[2]	1,885,000	2,121,662
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series C, Revenue Bond	6.500%	11/15/2028	WR	[3]	700,000	703,955
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series C, Revenue Bond	6.500%	11/15/2028	WR	[3]	90,000	90,508
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2018	Aa2		200,000	200,824
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2018	A1		650,000	652,438
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2019	A1		500,000	516,850
Metropolitan Transportation Authority, Transit Impt., Subseries B-2, Revenue Bond	5.000%	11/15/2021	A1		1,000,000	1,084,260
Metropolitan Transportation Authority, Transit Impt., Unrefunded Balance, Series B, Revenue Bond	6.500%	11/15/2028	A1		210,000	211,174
Middle Country Central School District At Centereach, School Impt., G.O. Bond	2.000%	8/15/2026	Aa2		1,005,000	945,836
Monroe County Water Authority, Water Utility Impt., Revenue Bond	5.000%	8/1/2019	Aa2		455,000	466,707
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA	[2]	710,000	717,093
Nassau County Sewer & Storm Water Finance Authority, Multi Utility Impt., Prerefunded Balance, Series A, Revenue Bond, BHAC	5.000%	11/1/2018	WR	[3]	350,000	350,886
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		500,000	500,000
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2022	Aa3		500,000	555,925
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		2,425,000	2,462,030
New York City Transitional Finance Authority, Building Aid Revenue, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2026	Aa2		1,250,000	1,448,812

2

Investment Portfolio - September 30, 2018

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City Transitional Finance Authority, Building Aid, Public Impt., Prerefunded Balance, Series S-1, Revenue Bond	5.000%	7/15/2019	Aa2	$1,000,000	$1,024,520
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2	2,000,000	2,242,380
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series A-1, Revenue Bond	3.250%	8/1/2035	Aa1	1,000,000	968,370
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1	475,000	544,711
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries B1, Revenue Bond	5.000%	11/1/2023	Aa1	2,000,000	2,258,520
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2024	Aa1	3,000,000	3,317,400
New York City Transitional Finance Authority, Future Tax Secured, Series C, Revenue Bond	5.000%	11/1/2025	Aa1	750,000	867,045
New York City Water & Sewer System, Series A, Revenue Bond	3.000%	6/15/2036	Aa1	1,250,000	1,136,588
New York City Water & Sewer System, Series GG, Revenue Bond	4.000%	6/15/2020	Aa1	350,000	362,190
New York City Water & Sewer System, Series HH, Revenue Bond	5.000%	6/15/2025	Aa1	3,000,000	3,498,360
New York City Water & Sewer System, Water Utility Impt., Subseries BB-1, Revenue Bond	5.000%	6/15/2046	Aa1	2,000,000	2,236,020
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2	2,700,000	3,028,779
New York City, Series C, G.O. Bond	5.000%	8/1/2024	Aa2	4,865,000	5,537,878
New York Local Government Assistance Corp., Series A, Revenue Bond	5.000%	4/1/2022	Aa1	2,500,000	2,610,850
New York Local Government Assistance Corp., Subseries A-5/6, Revenue Bond	5.500%	4/1/2019	Aa1	445,000	453,090
The New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa1	220,000	220,598
New York State Dormitory Authority, Consolidated Service Contract, Revenue Bond	5.000%	7/1/2019	Aa2	750,000	767,430
New York State Dormitory Authority, Income Tax Revenue, Series A, Revenue Bond	5.000%	3/15/2025	Aa1	500,000	575,990
New York State Dormitory Authority, Income Tax Revenue, Series B, Revenue Bond, AMBAC	5.500%	3/15/2026	Aa1	1,200,000	1,438,872
New York State Dormitory Authority, Income Tax Revenue, Series E, Revenue Bond	3.500%	3/15/2037	Aa1	850,000	825,180
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	5.000%	3/15/2030	Aa1	1,500,000	1,740,720
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2047	Aa1	1,050,000	1,065,802

3

Investment Portfolio - September 30, 2018

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Dormitory Authority, School Impt., Series C, Revenue Bond	5.000%	3/15/2021	Aa1		$2,000,000	$2,140,420
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2		1,000,000	1,118,750
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	3/15/2021	Aa1		1,400,000	1,498,294
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	3/15/2025	Aa1		500,000	577,280
New York State Dormitory Authority, Series A, Revenue Bond	3.000%	10/1/2026	A	[2]	1,000,000	1,019,280
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.000%	10/1/2018	AA	[2]	250,000	250,000
New York State Dormitory Authority, Series B, Revenue Bond, AGM	5.000%	4/1/2019	AA	[2]	1,265,000	1,284,317
New York State Dormitory Authority, Series D, Revenue Bond	5.000%	2/15/2024	Aa1		4,000,000	4,533,840
New York State Dormitory Authority, Series D, Revenue Bond	5.000%	2/15/2027	Aa1		300,000	349,770
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2018	A2		500,000	500,000
New York State Dormitory Authority, University & College Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	7/1/2020	Aa2		225,000	230,162
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2025	Aaa		1,000,000	1,075,230
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa		1,250,000	1,314,588
New York State Environmental Facilities Corp., Water Utility Impt., Revenue Bond	5.000%	6/15/2031	Aaa		1,000,000	1,150,700
New York State Environmental Facilities Corp., Water Utility Impt., Series A, Revenue Bond	5.000%	6/15/2035	Aaa		1,000,000	1,134,390
New York State Environmental Facilities Corp., Water Utility Impt., Series B, Revenue Bond	4.000%	8/15/2046	Aaa		2,000,000	2,040,580
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Prerefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	WR	[3]	100,000	100,000
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Unrefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	AA	[2]	250,000	250,000
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1		550,000	573,826
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		525,000	527,793
New York State Urban Development Corp., Economic Impt., Series A, Revenue Bond	5.000%	3/15/2035	Aa1		2,500,000	2,828,950

4

Investment Portfolio - September 30, 2018

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Urban Development Corp., Public Impt., Series C, Revenue Bond	4.000%	3/15/2043	Aa1		$2,250,000	$2,290,702
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2026	Aa1		1,050,000	1,223,586
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1		1,000,000	1,073,030
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1		565,000	586,193
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3		500,000	500,385
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	400,000	414,672
Oneida County, Public Impt., G.O. Bond, AGM	2.500%	5/15/2019	A1		500,000	501,925
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1		400,000	401,900
Onondaga County, Public Impt., G.O. Bond	5.000%	5/1/2020	Aa2		250,000	262,288
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2022	Aa2		1,000,000	1,103,480
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2023	Aa2		1,000,000	1,127,010
Onondaga County, Public Impt., G.O. Bond	2.125%	6/15/2030	Aa2		715,000	629,286
Orange County, Various Purposes Impt., Series A, G.O. Bond, AGM	5.000%	3/1/2023	Aa3		520,000	581,844
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1		350,000	369,638
Pittsford, Public Impt., G.O. Bond	2.000%	11/1/2025	Aaa		580,000	561,591
Pittsford, Public Impt., G.O. Bond	2.000%	11/1/2026	Aaa		595,000	565,601
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3		800,000	914,304
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2018	Aa3		400,000	402,124
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3		765,000	864,611
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3		2,500,000	2,862,275
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2019	Aa3		200,000	202,900
Putnam County, Parking Facility Impt., G.O. Bond	2.000%	11/15/2018	Aa2		300,000	300,078
Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA	[2]	930,000	930,130
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3		95,000	105,148
Rochester, School Impt., Series II, G.O. Bond	5.000%	2/1/2019	Aa3		1,625,000	1,642,062
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1		215,000	228,115
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	475,000	492,423
South Jefferson Central School District, G.O. Bond, BAM	2.000%	6/15/2019	AA	[2]	710,000	710,930
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	5.000%	6/1/2021	AAA	[2]	1,225,000	1,321,824
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	4.000%	6/1/2022	WR	[3]	25,000	26,501

5

Investment Portfolio - September 30, 2018

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond	4.000%	6/1/2022	AAA	[2]	$175,000	$185,178
Suffolk County Water Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	6/1/2019	AAA	[2]	775,000	791,120
Suffolk County, Series B, G.O. Bond, AGM	5.000%	10/1/2019	AA	[2]	1,000,000	1,029,670
Sullivan County, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	1,015,000	1,016,056
Sullivan County, Public Impt., G.O. Bond	3.000%	11/15/2023	AA	[2]	500,000	517,540
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	355,000	355,298
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2018	Aa3		890,000	893,391
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3		1,075,000	1,111,840
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3		350,000	396,652
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	11/15/2021	WR	[3]	305,000	306,180
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Subseries D, Revenue Bond	5.000%	11/15/2022	WR	[3]	310,000	311,200
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	5.000%	11/15/2024	Aa3		650,000	747,227
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2018	Aa3		250,000	250,658
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3		820,000	848,101
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3		1,000,000	1,113,010
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2024	Aa3		1,000,000	1,108,420
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2018	Aa3		500,000	501,905
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA	[2]	510,000	521,858
Ulster County, Public Impt., Series B, G.O. Bond	2.000%	11/15/2020	AA	[2]	685,000	684,431
Union Endicott Central School District, G.O. Bond, BAM	2.125%	6/15/2019	AA	[2]	580,000	581,264
Valley Stream Central High School District, School Impt., G.O. Bond	4.000%	6/15/2033	Aa2		870,000	923,253
Vestal Central School District, G.O. Bond	2.000%	6/15/2025	Aa2		685,000	659,552
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA	[2]	500,000	537,615
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA	[2]	500,000	517,180
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2		295,000	302,148
Webster Central School District, G.O. Bond	4.000%	10/1/2018	AA	[2]	375,000	375,000
West Babylon Union Free School District, School Impt., G.O. Bond	4.000%	8/1/2028	Aa2		1,075,000	1,172,825

6

Investment Portfolio - September 30, 2018

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Yonkers, Public Impt., Series C, G.O. Bond, AGM	4.000%	8/15/2020	A2	$350,000	$362,450

TOTAL MUNICIPAL BONDS (Identified Cost $140,169,042)					138,838,226

SHORT-TERM INVESTMENT - 1.4% Dreyfus Government Cash Management, Institutional Shares (Identified Cost $1,986,171)	1.95%[4]			1,986,171	1,986,171

TOTAL INVESTMENTS - 99.0% (Identified Cost $142,155,213)					140,824,397
OTHER ASSETS, LESS LIABILITIES - 1.0%					1,480,216

NET ASSETS - 100%					$142,304,613

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

BHAC (Berkshire Hathaway Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2018, there is no rating available (unaudited).

4Rate shown is the current yield as of September 30, 2018.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

Investment Portfolio - September 30, 2018

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$138,838,226	$—	$138,838,226	$—
Mutual fund	1,986,171	1,986,171	—	—

Total assets	$140,824,397	$1,986,171	$138,838,226	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or September 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

8

Investment Portfolio - September 30, 2018

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 30.6%
Non-Convertible Corporate Bonds - 30.6%
Consumer Discretionary - 4.6%
Automobiles - 1.0%
General Motors Co.[2], (3 mo. LIBOR US + 0.900%), 3.23%, 9/10/2021	Baa3	$1,770,000	$1,769,333

Internet & Direct Marketing Retail - 1.6%
Booking Holdings, Inc., 3.60%, 6/1/2026	Baa1	2,790,000	2,706,701

Media - 1.0%
Discovery Communications LLC, 5.20%, 9/20/2047	Baa3	1,870,000	1,828,367

Multiline Retail - 1.0%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	Baa3	840,000	903,574
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	Baa3	850,000	899,537

			1,803,111

Total Consumer Discretionary			8,107,512

Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	Baa3	2,530,000	2,677,455
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	Baa3	2,270,000	2,751,646
Petroleos Mexicanos (Mexico)[3], 6.35%, 2/12/2048	Baa3	1,490,000	1,364,840
Sabine Pass Liquefaction LLC, 5.88%, 6/30/2026	Baa3	2,520,000	2,721,595
The Williams Companies, Inc., 3.75%, 6/15/2027	Baa3	1,495,000	1,423,111

Total Energy			10,938,647

Financials - 9.3%
Banks - 5.7%
Bank of America Corp., 4.00%, 1/22/2025	Baa2	2,750,000	2,713,871
Citigroup, Inc., 8.13%, 7/15/2039	Baa1	1,860,000	2,684,846
JPMorgan Chase & Co., 6.30%, 4/23/2019	A3	2,630,000	2,682,070
Santander Holdings USA, Inc., 4.50%, 7/17/2025	Baa3	1,780,000	1,757,725

			9,838,512

Capital Markets - 1.6%
Morgan Stanley[2], (3 mo. LIBOR US + 1.220%), 3.56%, 5/8/2024	A3	2,670,000	2,713,415

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	Baa3	1,810,000	1,790,933

Insurance - 1.0%
Prudential Financial, Inc.[4], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	Baa2	1,710,000	1,808,325

Total Financials			16,151,185

Industrials - 2.1%
Machinery - 1.1%
CNH Industrial Capital LLC, 3.38%, 7/15/2019	Ba1	1,820,000	1,822,366

1

Investment Portfolio - September 30, 2018

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 1.0%
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3		$1,760,000	$1,794,232

Total Industrials				3,616,598

Information Technology - 2.6%
Internet Software & Services - 2.6%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	A1		2,880,000	2,684,432
Tencent Holdings Ltd. (China)[3], 3.60%, 1/19/2028	A1		1,900,000	1,798,374

Total Information Technology				4,482,806

Materials - 1.8%
Metals & Mining - 1.8%
Corp Nacional del Cobre de Chile (Chile)[3], 5.63%, 9/21/2035	A3		1,205,000	1,333,199
Southern Copper Corp. (Peru), 5.38%, 4/16/2020	Baa2		1,740,000	1,792,998

Total Materials				3,126,197

Real Estate - 1.3%
Equity Real Estate Investment Trusts (REITS) - 0.3%
GTP Acquisition Partners I LLC[3], 2.35%, 6/15/2020	Aaa		450,000	440,086

Real Estate Management & Development - 1.0%
American Homes 4 Rent LP, 4.25%, 2/15/2028	Baa3		1,870,000	1,789,003

Total Real Estate				2,229,089

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc., 4.25%, 3/1/2027	Baa2		1,820,000	1,796,490
Verizon Communications, Inc., 5.50%, 3/16/2047	Baa1		2,540,000	2,781,229

Total Telecommunication Services				4,577,719

TOTAL CORPORATE BONDS
(Identified Cost $54,253,536)				53,229,753

ASSET-BACKED SECURITIES - 6.4%
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa		600,415	596,301
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A3, 2.00%, 12/10/2023	WR	[5]	35,586	35,497
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A3, 3.56%, 7/15/2030	WR	[5]	470,853	469,629
Chesapeake Funding II LLC, Series 2017-2A, Class A1[3], 1.99%, 5/15/2029	Aaa		541,125	536,017
Chesapeake Funding II LLC, Series 2017-4A, Class A1[3], 2.12%, 11/15/2029	Aaa		429,166	424,039
Colony American Homes, Series 2015-1A, Class A2,3, (1 mo. LIBOR US + 1.200%), 3.33%, 7/17/2032	Aaa		534,252	534,914

2

Investment Portfolio - September 30, 2018

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A3, 2.56%, 10/15/2025	AAA	[6]	$350,000	$348,312
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[3], 1.74%, 2/22/2022	AAA	[6]	161,095	160,557
Ford Credit Auto Lease Trust, Series 2017-A, Class A3, 1.88%, 4/15/2020	AAA	[6]	1,000,000	997,239
GM Financial Automobile Leasing Trust, Series 2016-2, Class A4, 1.76%, 3/20/2020	AAA	[6]	1,000,000	997,259
Invitation Homes Trust, Series 2017-SFR2, Class A2,3, (1 mo. LIBOR US + 0.850%), 3.01%, 12/17/2036	Aaa		154,137	154,522
Invitation Homes Trust, Series 2017-SFR2, Class B2,3, (1 mo. LIBOR US + 1.150%), 3.31%, 12/17/2036	Aa2		115,000	115,285
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3, 1.35%, 8/15/2019	Aaa		385,861	385,192
Progress Residential Trust, Series 2017-SFR2, Class A3, 2.90%, 12/1/2034	Aaa		400,000	386,265
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.83%, 9/1/2025	Aaa		1,318,915	1,287,039
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[3], 2.14%, 9/25/2026	AA	[6]	191,184	190,250
SoFi Professional Loan Program LLC, Series 2014-A, Class A2[3], 3.02%, 10/25/2027	AAA	[6]	144,810	144,787
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B3, 2.49%, 1/25/2036	Aaa		1,000,000	982,650
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A3, 1.55%, 3/26/2040	Aaa		90,199	89,496
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A3, 1.75%, 7/25/2040	AAA	[6]	232,197	230,203
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX3, 2.05%, 1/25/2041	Aaa		121,839	120,671
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX3, 2.84%, 1/25/2041	Aaa		150,000	145,418
SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX3, 3.08%, 1/25/2048	Aaa		621,987	621,928
Tax Ease Funding LLC, Series 2016-1A, Class A3, 3.13%, 6/15/2028	WR	[5]	123,592	123,252
Tricon American Homes Trust, Series 2016-SFR1, Class A3, 2.59%, 11/1/2033	Aaa		497,860	479,952
Tricon American Homes Trust, Series 2017-SFR2, Class A3, 2.93%, 1/1/2036	Aaa		500,000	478,291

TOTAL ASSET-BACKED SECURITIES (Identified Cost $11,161,590)				11,034,965

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.0%
Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.85%, 1/11/2029	AAA	[6]	27,937	28,114
BWAY Mortgage Trust, Series 2015-1740, Class A3, 2.92%, 1/1/2035	AAA	[6]	400,000	384,220

3

Investment Portfolio - September 30, 2018

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A3, 3.53%, 10/1/2034	Aaa		$570,000	$569,563
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A3, 3.18%, 2/1/2035	WR	[5]	400,000	389,045
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1[3,7], 3.50%, 8/1/2043	AAA	[6]	828,838	808,343
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,7], 2.50%, 5/1/2043	AAA	[6]	259,560	240,104
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,7], 2.13%, 2/1/2043	AAA	[6]	181,741	166,745
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/1/2047	Aaa		675,887	668,965
FDIC Trust, Series 2011-R1, Class A3, 2.67%, 7/1/2026	WR	[5]	23,558	23,443
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[7], 1.149%, 4/1/2021	Aaa		7,014,638	174,081
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[7], 1.501%, 10/1/2021	Aaa		1,116,259	41,542
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[7], 1.447%, 6/1/2022	Aaa		9,135,636	405,592
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[7], 0.199%, 4/1/2023	Aaa		13,581,202	108,089
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[7], 0.105%, 5/1/2023	Aaa		7,971,068	38,527
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[7], 1.491%, 10/1/2018	Aaa		515,023	62
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/1/2044	Aaa		871,101	884,163
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/1/2044	Aaa		885,824	912,921
FREMF Mortgage Trust, Series 2011-K15, Class B3,7, 4.948%, 8/1/2044	WR	[5]	170,000	176,668
FREMF Mortgage Trust, Series 2012-K711, Class B3,7, 3.57%, 8/1/2045	WR	[5]	450,000	450,550
FREMF Mortgage Trust, Series 2013-K712, Class B3,7, 3.358%, 5/1/2045	AA	[6]	360,000	359,932
FREMF Mortgage Trust, Series 2014-K715, Class B3,7, 3.978%, 2/1/2046	A1		465,000	470,428
FREMF Mortgage Trust, Series 2015-K42, Class B3,7, 3.852%, 12/1/2024	A3		380,000	373,057
FREMF Mortgage Trust, Series 2015-K43, Class B3,7, 3.734%, 2/1/2048	WR	[5]	400,000	388,991
FREMF Mortgage Trust, Series 2015-K720, Class B3,7, 3.39%, 7/1/2022	Baa1		340,000	331,093
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,7], 3.382%, 12/1/2034	AA	[6]	400,000	399,489
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[3,7], 3.382%, 12/1/2034	BBB	[6]	220,000	218,718
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/1/2056	Aaa		471,525	444,129
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[3], 4.07%, 11/1/2043	AAA	[6]	192,272	194,450
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,7], 3.00%, 3/1/2043	WR	[5]	128,585	122,995

4

Investment Portfolio - September 30, 2018

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,7], 3.50%, 5/1/2043	AAA	[6]	$144,446	$140,603
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,7], 3.00%, 6/1/2029	AAA	[6]	176,771	174,113
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[3,7], 3.50%, 8/1/2047	Aaa		844,583	831,440
JP Morgan Mortgage Trust, Series 2017-6, Class A3[3,7], 3.50%, 12/1/2048	Aaa		323,905	314,074
JP Morgan Mortgage Trust, Series 2017-6, Class A5[3,7], 3.50%, 12/1/2048	Aaa		544,083	536,704
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[3], 2.77%, 1/1/2041	Aaa		9,642	9,615
New Residential Mortgage Loan Trust, Series 2014-1A, Class A3,7, 3.75%, 1/1/2054	AAA	[6]	310,119	309,444
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,7], 3.75%, 11/1/2054	AA	[6]	142,047	141,806
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,7], 3.75%, 8/1/2055	Aaa		299,730	299,029
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[3,7], 3.75%, 11/1/2056	AAA	[6]	248,139	246,942
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.65%, 7/1/2045	AAA	[6]	100,000	101,941
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.52%, 3/1/2025	Aaa		484,013	468,049
Sequoia Mortgage Trust, Series 2012-3, Class A1[7], 3.50%, 7/1/2042	Aaa		366,420	359,650
Sequoia Mortgage Trust, Series 2013-7, Class A2[7], 3.00%, 6/1/2043	AAA	[6]	147,729	139,864
Sequoia Mortgage Trust, Series 2013-8, Class A1[7], 3.00%, 6/1/2043	Aaa		202,161	191,539
Starwood Retail Property Trust, Series 2014-STAR, Class A2,3,(1 mo. LIBOR US + 1.220%), 3.38%, 11/15/2027	AAA	[6]	374,567	374,705
Towd Point Mortgage Trust, Series 2016-5, Class A1[3,7], 2.50%, 10/1/2056	Aaa		580,656	564,215
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/1/2046	Aaa		800,000	791,335
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.00%, 9/10/2028	AA	[6]	245,000	249,139
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.39%, 11/1/2043	Aaa		275,000	280,000
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,7], 4.869%, 2/1/2044	Aaa		784,895	807,334
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,7], 3.50%, 1/1/2045	WR	[5]	152,335	148,687
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,7], 3.50%, 3/1/2045	Aaa		133,499	133,390

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $17,445,470)				17,387,637

5

Investment Portfolio - September 30, 2018

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

FOREIGN GOVERNMENT BONDS - 1.9%
Export-Import Bank of Korea (South Korea), 2.63%, 12/30/2020	Aa2	$2,000,000	$1,963,120
The Korea Development Bank (South Korea), 1.38%, 9/12/2019	Aa2	1,000,000	983,747
Province of Ontario (Canada), 1.25%, 6/17/2019	Aa2	400,000	395,798

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $3,391,904)			3,342,665

U.S. TREASURY SECURITIES - 35.9%

U.S. Treasury Bonds - 9.9%
U.S. Treasury Bond, 6.25%, 5/15/2030		2,625,000	3,437,827
U.S. Treasury Bond, 4.75%, 2/15/2037		2,700,000	3,315,938
U.S. Treasury Bond, 2.50%, 2/15/2045		4,000,000	3,503,281
U.S. Treasury Bond, 3.00%, 5/15/2047		5,292,000	5,096,857
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042		1,934,993	1,815,669

Total U.S. Treasury Bonds (Identified Cost $18,136,760)			17,169,572

U.S. Treasury Notes - 26.0%
U.S. Treasury Inflation Indexed Note, 0.13%, 4/15/2020		8,204,016	8,096,872
U.S. Treasury Inflation Indexed Note, 0.13%, 1/15/2023		1,921,533	1,860,172
U.S. Treasury Note, 1.63%, 4/30/2019		3,435,000	3,418,630
U.S. Treasury Note, 1.75%, 4/30/2022		3,775,000	3,626,212
U.S. Treasury Note, 1.63%, 4/30/2023		3,600,000	3,397,500
U.S. Treasury Note, 2.00%, 4/30/2024		3,825,000	3,634,049
U.S. Treasury Note, 2.13%, 5/15/2025		5,598,000	5,300,388
U.S. Treasury Note, 1.63%, 5/15/2026		6,000,000	5,427,656
U.S. Treasury Note, 2.38%, 5/15/2027		5,800,000	5,506,601
U.S. Treasury Note, 2.75%, 2/15/2028		5,200,000	5,069,797

Total U.S. Treasury Notes (Identified Cost $46,031,938)			45,337,877

TOTAL U.S. TREASURY SECURITIES (Identified Cost $64,168,698)			62,507,449

U.S. GOVERNMENT AGENCIES - 13.0%
Mortgage-Backed Securities - 13.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		86,374	88,019
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		4,606	4,674
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		10,211	10,488
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		59,235	60,373
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		12,560	12,899
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		104,247	106,177
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		9,603	9,960
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033		844,563	864,045
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		94,735	98,221

6

Investment Portfolio - September 30, 2018

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #828377, 5.50%, 6/1/2035	$345,829	$373,533
Fannie Mae, Pool #MA2587, 3.50%, 4/1/2036	689,650	690,151
Fannie Mae, Pool #889494, 5.50%, 1/1/2037	319,642	345,237
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	46,117	49,602
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	136,464	150,208
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	48,317	52,114
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	116,211	118,235
Fannie Mae, Pool #AH3858, 4.50%, 8/1/2041	527,086	548,506
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	166,435	169,331
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	347,050	361,126
Fannie Mae, Pool #AY8604, 3.50%, 4/1/2045	284,776	281,456
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	934,365	946,593
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	152,343	150,519
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	137,881	139,379
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	380,436	364,465
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	309,375	312,720
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	1,085,307	1,039,688
Fannie Mae, Pool #BD1191, 3.50%, 1/1/2047	532,992	525,675
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	283,744	294,872
Fannie Mae, Pool #BD3546, 4.00%, 9/1/2047	278,174	281,211
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	995,706	1,046,688
Fannie Mae, Pool #BK9366, 4.50%, 8/1/2048	429,488	443,461
Fannie Mae, Pool #BK9598, 4.50%, 8/1/2048	429,445	443,283
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	397,793	418,141
Fannie Mae, Pool #CA2373, 5.00%, 9/1/2048	854,331	897,987
Fannie Mae, Pool #AL8674, 5.65%, 1/1/2049	641,184	683,281
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	13,432	13,551
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	13,814	14,231
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	9,463	9,742
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	7,361	7,598
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	13,002	13,415
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	128,950	133,610
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	121,309	125,886
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	140,222	146,504
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	136,265	141,398
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	707,284	707,936
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	98,957	107,180
Freddie Mac, Pool #G08268, 5.00%, 5/1/2038	772,769	820,429
Freddie Mac, Pool #G05275, 5.50%, 2/1/2039	261,727	281,526
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	61,492	67,938
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	348,056	363,142
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	901,948	941,036
Freddie Mac, Pool #G60513, 5.00%, 7/1/2041	798,419	847,170

7

Investment Portfolio - September 30, 2018

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G60071, 4.50%, 7/1/2042	$346,347	$361,344
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	209,887	208,197
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	453,800	459,242
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	849,607	860,093
Freddie Mac, Pool #Q37857, 4.00%, 12/1/2045	729,489	737,934
Freddie Mac, Pool #G60855, 4.50%, 12/1/2045	337,538	348,921
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	885,640	897,483
Freddie Mac, Pool #Q47130, 4.50%, 4/1/2047	375,777	388,105
Freddie Mac, Pool #Q49109, 4.00%, 7/1/2047	384,130	388,252
Freddie Mac, Pool #Q50343, 4.00%, 8/1/2047	442,008	446,751
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	398,838	413,476

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $23,309,557)		22,634,408

SHORT-TERM INVESTMENT - 2.5%
Dreyfus Government Cash Management, Institutional Shares[8], 1.95%, (Identified Cost $4,311,262)	4,311,262	4,311,262

TOTAL INVESTMENTS - 100.3% (Identified Cost $178,042,017)		174,448,139
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(553,456)

NET ASSETS - 100%		$173,894,683

IO - Interest only

1Credit ratings from Moody’s (unaudited).

2Floating rate security. Rate shown is the rate in effect as of September 30, 2018.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $23,467,563 or 13.5% of the Series’ net assets as of September 30, 2018.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2018.

5Credit rating has been withdrawn. As of September 30, 2018, there is no rating available (unaudited).

6Credit ratings from S&P (unaudited).

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2018.

8Rate shown is the current yield as of September 30, 2018.

8

Investment Portfolio - September 30, 2018

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw—Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$85,141,857	$—	$85,141,857	$—
Corporate debt:
Consumer Discretionary	8,107,512	—	8,107,512	—
Energy	10,938,647	—	10,938,647	—
Financials	16,151,185	—	16,151,185	—
Industrials	3,616,598	—	3,616,598	—
Information Technology	4,482,806	—	4,482,806	—
Materials	3,126,197	—	3,126,197	—
Real Estate	2,229,089	—	2,229,089	—
Telecommunication Services	4,577,719	—	4,577,719	—
Asset-backed securities	11,034,965	—	11,034,965	—
Commercial mortgage-backed securities	17,387,637	—	17,387,637	—
Foreign government bonds	3,342,665	—	3,342,665	—
Mutual fund	4,311,262	4,311,262	—	—

Total assets	$174,448,139	$4,311,262	$170,136,877	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or September 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

9

Investment Portfolio - September 30, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 60.8%
Non-Convertible Corporate Bonds - 60.8%
Consumer Discretionary - 8.5%
Auto Components - 0.1%
Techniplas LLC[3], 10.00%, 5/1/2020	Caa2	1,065,000	$1,006,425

Automobiles - 2.2%
Ford Motor Credit Co. LLC[4], (3 mo. LIBOR US + 0.930%), 3.271%, 11/4/2019	Baa3	9,000,000	9,022,779
General Motors Co.[4], (3 mo. LIBOR US + 0.900%), 3.23%, 9/10/2021	Baa3	7,500,000	7,497,173

			16,519,952

Household Durables - 2.2%
Century Communities, Inc., 5.875%, 7/15/2025	B2	2,095,000	1,948,979
Lennar Corp., 4.50%, 11/15/2019	Ba1	700,000	705,250
LGI Homes, Inc.[3], 6.875%, 7/15/2026	B1	1,635,000	1,606,388
Meritage Homes Corp., 5.125%, 6/6/2027	Ba2	1,020,000	940,950
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	Ba3	7,675,000	7,713,375
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3	1,430,000	1,419,275
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B3	1,010,000	977,175
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	B3	1,470,000	1,400,175

			16,711,567

Internet & Direct Marketing Retail - 1.6%
Booking Holdings, Inc., 3.60%, 6/1/2026	Baa1	12,000,000	11,641,725

Media - 2.4%
Cablevision Systems Corp., 8.00%, 4/15/2020	B3	5,887,000	6,203,426
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.50%, 5/1/2026	B1	1,390,000	1,374,362
Cequel Communications Holdings I LLC - Cequel Capital Corp.[3], 7.50%, 4/1/2028	Caa1	1,000,000	1,048,750
CSC Holdings LLC, 8.625%, 2/15/2019	B2	4,478,000	4,545,170
CSC Holdings LLC, 5.25%, 6/1/2024	B2	2,000,000	1,955,000
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[3], 5.50%, 3/1/2028	Ba3	2,000,000	1,880,000
UPCB Finance IV Ltd. (Netherlands)[3], 5.375%, 1/15/2025	Ba3	910,000	908,862

			17,915,570

Total Consumer Discretionary			63,795,239

Consumer Staples - 1.8%
Food & Staples Retailing - 1.1%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	Ba3	960,000	950,400
Kraft Heinz Foods Co., 2.80%, 7/2/2020	Baa3	7,040,000	6,979,932

			7,930,332

Food Products - 0.6%
The J.M. Smucker Co., 2.20%, 12/6/2019	Baa2	4,800,000	4,750,516

Investment Portfolio - September 30, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Household Products - 0.1%
First Quality Finance Co., Inc.[3], 5.00%, 7/1/2025	B1		1,050,000	$981,750

Total Consumer Staples				13,662,598

Energy - 9.4%
Energy Equipment & Services - 0.5%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3], 8.25%, 2/15/2025	B2		1,050,000	1,082,812
TerraForm Power Operating, LLC[3], 5.00%, 1/31/2028	B1		960,000	892,800
Trinidad Drilling Ltd. (Canada)[3], 6.625%, 2/15/2025	B3		1,580,000	1,564,200

				3,539,812

Oil, Gas & Consumable Fuels - 8.9%
American Midstream Partners LP - American Midstream Finance Corp.[3], 9.50%, 12/15/2021	Caa1		1,410,000	1,410,001
Boardwalk Pipelines LP, 5.95%, 6/1/2026	Baa3		12,000,000	12,699,391
Cheniere Energy Partners LP, 5.25%, 10/1/2025	Ba2		1,515,000	1,516,864
DCP Midstream Operating LP, 2.70%, 4/1/2019	Ba2		1,285,000	1,283,008
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR	[5]	1,565,000	1,572,825
Energy Transfer Partners LP, 9.70%, 3/15/2019	Baa3		360,000	371,349
Energy Transfer Partners LP, 9.00%, 4/15/2019	Baa3		397,000	409,325
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[5]	1,889,000	1,964,560
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	B1		1,050,000	992,250
Jonah Energy LLC - Jonah Energy Finance Corp.[3], 7.25%, 10/15/2025	B3		2,095,000	1,602,675
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019	Baa3		585,000	584,576
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	Baa3		3,677,000	3,849,705
Kinder Morgan Energy Partners LP, 6.50%, 4/1/2020	Baa3		900,000	940,369
OKEA AS (Norway)[4,6], (3 mo. LIBOR US + 6.500%), 8.886%, 6/28/2023	WR	[5]	1,000,000	1,032,488
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	Baa3		8,000,000	8,220,000
Rockies Express Pipeline, LLC[3], 6.00%, 1/15/2019	Ba1		3,000,000	3,021,750
Rockies Express Pipeline, LLC[3], 5.625%, 4/15/2020	Ba1		5,000,000	5,137,500
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/2021	Baa3		1,781,000	1,852,509
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/2024	Baa3		10,000,000	10,734,698
SemGroup Corp., 6.375%, 3/15/2025	B3		960,000	943,200
Seven Generations Energy Ltd. (Canada)[3], 5.375%, 9/30/2025	Ba3		1,060,000	1,030,850
Southwestern Energy Co.[7], 6.20%, 1/23/2025	Ba3		1,125,000	1,116,562
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[3], 5.50%, 9/15/2024	Ba3		955,000	972,906
The Williams Companies, Inc., 3.75%, 6/15/2027	Baa3		4,000,000	3,807,656

				67,067,017

Total Energy				70,606,829

Investment Portfolio - September 30, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials - 18.2%
Banks - 7.8%
Bank of America Corp.[4], (3 mo. LIBOR US + 0.760%), 3.094%, 9/15/2026	Baa2		4,811,000	$4,636,733
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020	Aaa		8,000,000	7,853,208
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1		8,800,000	8,807,723
JPMorgan Chase & Co., 6.30%, 4/23/2019	A3		12,000,000	12,237,579
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3		150,000	153,908
Popular, Inc., 7.00%, 7/1/2019	B2		2,405,000	2,466,328
Popular, Inc., 6.125%, 9/14/2023	B2		1,405,000	1,422,394
Santander Holdings USA, Inc., 2.70%, 5/24/2019	Baa3		9,446,000	9,419,943
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa3		3,950,000	3,899,203
The Toronto-Dominion Bank (Canada)[3], 2.25%, 9/25/2019	Aaa		4,000,000	3,974,698
Westpac Banking Corp. (Australia)[3], 2.00%, 3/3/2020	Aaa		4,000,000	3,937,640

				58,809,357

Capital Markets - 4.7%
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3		7,800,000	8,040,169
LPL Holdings, Inc.[3], 5.75%, 9/15/2025	B2		1,490,000	1,454,613
Morgan Stanley, 2.50%, 1/24/2019	A3		8,500,000	8,495,160
Morgan Stanley[4], (3 mo. LIBOR US + 1.140%), 3.477%, 1/27/2020	A3		8,750,000	8,855,263
UBS AG (Switzerland)[4], (3 mo. LIBOR US + 0.850%), 3.171%, 6/1/2020	Aa3		8,000,000	8,074,193

				34,919,398

Consumer Finance - 3.2%
Ally Financial, Inc., 3.25%, 11/5/2018	BB	[8]	2,500,000	2,499,000
Ally Financial, Inc., 3.50%, 1/27/2019	Ba3		4,940,000	4,940,000
American Express Credit Corp.[4], (3 mo. LIBOR US + 0.730%), 3.041%, 5/26/2020	A2		7,500,000	7,559,142
Navient Corp., 5.50%, 1/15/2019	Ba3		1,335,000	1,341,675
Navient Corp., 4.875%, 6/17/2019	Ba3		4,189,000	4,220,418
Navient Corp., 8.00%, 3/25/2020	Ba3		1,000,000	1,052,500
Navient Corp., 7.25%, 9/25/2023	Ba3		880,000	932,800
SLM Corp., 5.125%, 4/5/2022	Ba2		1,420,000	1,412,900

				23,958,435

Diversified Financial Services - 1.8%
Fortress Transportation & Infrastructure Investors, LLC[3], 6.50%, 10/1/2025	B1		1,275,000	1,266,011
FS Energy & Power Fund[3], 7.50%, 8/15/2023	Ba3		1,825,000	1,861,500
Oxford Finance, LLC - Oxford Finance Co. - Issuer II, Inc.[3], 6.375%, 12/15/2022	Ba3		1,570,000	1,601,400
Wells Fargo & Co., 2.15%, 1/15/2019	A2		8,500,000	8,490,438

				13,219,349

Investment Portfolio - September 30, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 0.6%
Pricoa Global Funding I3, 1.45%, 9/13/2019	A1		2,000,000	$1,973,838
Prudential Financial, Inc.[9], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	Baa2		2,460,000	2,601,450

				4,575,288

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	Ba3		970,000	983,338

Total Financials				136,465,165

Health Care - 2.8%
Health Care Providers & Services - 2.6%
DaVita, Inc., 5.00%, 5/1/2025	Ba3		1,445,000	1,378,169
Express Scripts Holding Co., 3.50%, 6/15/2024	Baa2		6,500,000	6,324,614
HCA, Inc., 4.25%, 10/15/2019	Ba1		1,500,000	1,511,250
HCA, Inc., 6.50%, 2/15/2020	Ba1		7,650,000	7,959,825
HCA, Inc., 5.375%, 9/1/2026	Ba2		1,350,000	1,363,500
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[3], 6.625%, 5/15/2022	Caa2		1,065,000	1,040,504

				19,577,862

Pharmaceuticals - 0.2%
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[3], 8.75%, 11/1/2024	B3		1,535,000	1,638,613

Total Health Care				21,216,475

Industrials - 4.4%
Airlines - 1.0%
Allegiant Travel Co., 5.50%, 7/15/2019	B1		7,500,000	7,575,000

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 5.25%, 3/15/2020	Ba3		1,000,000	1,015,000

Construction & Engineering - 0.2%
Tutor Perini Corp.[3], 6.875%, 5/1/2025	B1		1,550,000	1,592,625

Marine - 0.5%
Borealis Finance, LLC[3], 7.50%, 11/16/2022	WR	[5]	2,010,000	1,984,875
Global Ship Lease, Inc. (United Kingdom)[3], 9.875%, 11/15/2022	B3		2,095,000	2,084,525

				4,069,400

Trading Companies & Distributors - 2.3%
Aircastle Ltd., 6.25%, 12/1/2019	Baa3		610,000	629,155
Aircastle Ltd., 7.625%, 4/15/2020	Baa3		6,375,000	6,747,520
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3		8,000,000	8,155,601
Park Aerospace Holdings Ltd. (Ireland)[3], 4.50%, 3/15/2023	Ba3		1,640,000	1,601,050

				17,133,326

Investment Portfolio - September 30, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Transportation Infrastructure - 0.3%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	WR	[5]	800,000	$818,000
MPC Container Ships Invest B.V. (Norway)[4,10], (3 mo. LIBOR US + 4.750%), 7.116%, 9/22/2022	WR	[5]	1,000,000	1,021,530

				1,839,530

Total Industrials				33,224,881

Information Technology - 2.2%
Internet Software & Services - 2.0%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	A1		12,000,000	11,185,134
Tencent Holdings Ltd. (China)[3], 3.375%, 5/2/2019	A1		3,700,000	3,708,365
Tencent Holdings Ltd. (China)[3], 2.875%, 2/11/2020	A1		200,000	198,592

				15,092,091

Semiconductors & Semiconductor Equipment - 0.2%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B2		1,635,000	1,608,431

Total Information Technology				16,700,522

Materials - 3.3%
Chemicals - 0.6%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[3], 8.375%, 12/1/2022	B3		1,110,000	1,134,975
LSB Industries, Inc.[3], 9.625%, 5/1/2023	Caa1		1,950,000	2,042,625
OCI N.V. (Netherlands)[3], 6.625%, 4/15/2023	B1		1,625,000	1,681,875

				4,859,475

Containers & Packaging - 0.5%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3], 6.00%, 2/15/2025	B3		970,000	949,388
W/S Packaging Holdings, Inc.[3], 9.00%, 4/15/2023	B3		2,555,000	2,641,231

				3,590,619

Metals & Mining - 2.2%
Corp Nacional del Cobre de Chile (Chile)[3], 4.50%, 9/16/2025	A3		8,000,000	8,121,201
Mountain Province Diamonds, Inc. (Canada)[3], 8.00%, 12/15/2022	B3		2,671,000	2,724,420
Northwest Acquisitions ULC - Dominion Finco, Inc.[3], 7.125%, 11/1/2022	Ba3		2,520,000	2,576,700
Southern Copper Corp. (Peru), 5.38%, 4/16/2020	Baa2		3,000,000	3,091,375

				16,513,696

Total Materials				24,963,790

Real Estate - 2.4%
Equity Real Estate Investment Trusts (REITS) - 2.4%
American Tower Corp., 3.40%, 2/15/2019	Baa3		1,400,000	1,402,423
American Tower Corp., 2.80%, 6/1/2020	Baa3		4,500,000	4,457,695
Greystar Real Estate Partners, LLC[3], 5.75%, 12/1/2025	B1		1,560,000	1,521,000

Investment Portfolio - September 30, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
iStar, Inc., 5.25%, 9/15/2022	B1		1,530,000	$1,507,050
Starwood Property Trust, Inc.[3], 3.625%, 2/1/2021	Ba3		2,000,000	1,960,000
Welltower, Inc., 4.125%, 4/1/2019	Baa1		7,300,000	7,323,888

Total Real Estate				18,172,056

Telecommunication Services - 6.2%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.[4], (3 mo. LIBOR US + 0.930%), 3.316%, 6/30/2020	Baa2		8,000,000	8,079,711
AT&T, Inc., 4.45%, 4/1/2024	Baa2		3,620,000	3,691,879
Verizon Communications, Inc.[4], (3 mo. LIBOR US + 0.770%), 3.104%, 6/17/2019	Baa1		8,668,000	8,707,090
Verizon Communications, Inc., 4.125%, 3/16/2027	Baa1		4,400,000	4,420,061

				24,898,741

Wireless Telecommunication Services - 2.9%
Altice US Finance I Corp.[3], 5.50%, 5/15/2026	Ba3		1,015,000	1,013,731
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba2		7,325,000	7,471,500
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba2		2,630,000	2,564,250
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	Ba3		940,000	935,300
Sprint Capital Corp., 6.90%, 5/1/2019	B3		6,900,000	7,012,125
Sprint Communications, Inc.[3], 9.00%, 11/15/2018	B1		945,000	950,859
Sprint Communications, Inc.[3], 7.00%, 3/1/2020	B1		2,000,000	2,075,000

				22,022,765

Total Telecommunication Services				46,921,506

Utilities - 1.6%
Gas Utilities - 0.2%
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	B2		1,455,000	1,364,062

Independent Power and Renewable Electricity Producers - 1.4%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019	B1		7,640,000	7,792,801
Clearway Energy Operating, LLC, 5.00%, 9/15/2026	Ba2		975,000	933,562
Drax Finco plc (United Kingdom)[3], 6.625%, 11/1/2025	BB	[8]	1,490,000	1,508,625

				10,234,988

Total Utilities				11,599,050

TOTAL CORPORATE BONDS (Identified Cost $460,440,352)				457,328,111

ASSET-BACKED SECURITIES - 14.9%
Ally Auto Receivables Trust, Series 2016-1, Class A4, 1.73%, 11/16/2020	Aaa		750,000	745,491

Investment Portfolio - September 30, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
Ally Auto Receivables Trust, Series 2018-2, Class A2, 2.64%, 2/16/2021	Aaa		1,835,000	$1,833,447
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa		2,780,869	2,761,815
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.33%, 6/15/2022	AAA	[8]	3,337,000	3,294,292
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.52%, 2/16/2021	AAA	[8]	2,229,734	2,216,132
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/2020	Aaa		420,254	419,989
CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	AAA	[8]	3,800,000	3,748,487
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A3, 2.00%, 12/10/2023	WR	[5]	103,913	103,653
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A3, 3.56%, 7/15/2030	WR	[5]	4,975,055	4,962,115
CCG Receivables Trust, Series 2018-2, Class A1[3], 2.47%, 8/14/2019	AAA	[8]	4,539,291	4,539,467
Chesapeake Funding II LLC, Series 2017-2A, Class A1[3], 1.99%, 5/15/2029	Aaa		2,614,165	2,589,491
Citibank Credit Card Issuance Trust, Series 2014, Class A6, 2.15%, 7/15/2021	Aaa		3,760,000	3,741,524
Colony American Homes, Series 2015-1A, Class A3,4, (1 mo. LIBOR US + 1.200%), 3.33%, 7/17/2032	Aaa		1,718,898	1,721,026
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A3, 2.56%, 10/15/2025	AAA	[8]	1,700,000	1,691,800
Daimler Trucks Retail Trust, Series 2018-1, Class A2[3], 2.60%, 5/15/2020	Aaa		4,455,212	4,455,081
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[3], 1.74%, 2/22/2022	AAA	[8]	693,658	691,339
Enterprise Fleet Financing LLC, Series 2016-2, Class A3[3], 2.04%, 2/22/2022	AAA	[8]	3,900,000	3,851,496
Enterprise Fleet Financing LLC, Series 2017-1, Class A2[3], 2.13%, 7/20/2022	AAA	[8]	1,587,367	1,579,335
Enterprise Fleet Financing LLC, Series 2018-1, Class A1[3], 2.15%, 3/20/2019	AAA	[8]	2,880,547	2,878,582
Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.69%, 11/15/2021	Aaa		300,000	295,383
GM Financial Automobile Leasing Trust, Series 2016-3, Class A4, 1.78%, 5/20/2020	Aaa		4,000,000	3,979,647
Hertz Fleet Lease Funding LP, Series 2018-1, Class A2[3], 3.23%, 5/10/2032	Aaa		7,000,000	6,994,701
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A3[3], 1.49%, 2/18/2020	AAA	[8]	724,664	723,611
Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A1[3], 1.95%, 3/15/2019	Aaa		12,864	12,864
Hyundai Auto Receivables Trust, Series 2015-A, Class A4, 1.37%, 7/15/2020	AAA	[8]	567,890	567,333
Hyundai Auto Receivables Trust, Series 2017-A, Class A3, 1.76%, 8/16/2021	AAA	[8]	165,000	163,215

Investment Portfolio - September 30, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
Illinois Student Assistance Commission, Series 2010-1, Class A2[4], (3 mo. LIBOR US + 1.050%), 3.385%, 4/25/2022	AAA	[8]	125,317	$125,480
Invitation Homes Trust, Series 2017-SFR2, Class A3,4, (1 mo. LIBOR US + 0.850%), 3.01%, 12/17/2036	Aaa		497,215	498,456
Invitation Homes Trust, Series 2017-SFR2, Class B3,4, (1 mo. LIBOR US + 1.150%), 3.31%, 12/17/2036	Aa2		400,000	400,990
Kubota Credit Owner Trust, Series 2018-1A, Class A1[3], 2.37%, 5/15/2019	Aaa		3,067,209	3,066,654
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3, 1.35%, 8/15/2019	Aaa		1,886,432	1,883,163
Navient Student Loan Trust, Series 2016-2A, Class A1[3,4], (1 mo. LIBOR US + 0.750%), 2.966%, 6/25/2065	Aaa		35,424	35,435
Navient Student Loan Trust, Series 2018-2A, Class A1[3,4], (1 mo. LIBOR US + 0.240%), 2.456%, 3/25/2067	Aaa		3,212,116	3,213,520
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.18%, 1/15/2021	Aaa		3,052,945	3,024,885
NYCTL Trust, Series 2018-A, Class A3, 3.22%, 11/10/2031	Aaa		4,500,000	4,495,063
Progress Residential Trust, Series 2017-SFR2, Class A3, 2.90%, 12/1/2034	Aaa		1,650,000	1,593,342
SLC Student Loan Trust, Series 2004-1, Class A6[4], (3 mo. LIBOR US + 0.160%), 2.474%, 5/15/2023	Aaa		2,443,812	2,442,325
SLM Student Loan Trust, Series 2004-10, Class A6A3,4, (3 mo. LIBOR US + 0.550%), 2.885%, 4/27/2026	Aaa		2,303,667	2,308,780
SMB Private Education Loan Trust, Series 2018-A, Class A1[3,4], (1 mo. LIBOR US + 0.350%), 2.508%, 3/16/2026	Aaa		3,002,265	3,003,702
SoFi Consumer Loan Program LLC, Series 2017-4, Class A3, 2.50%, 5/26/2026	AA	[8]	1,217,038	1,202,463
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[3], 2.14%, 9/25/2026	AA	[8]	1,089,747	1,084,425
SoFi Professional Loan Program LLC, Series 2015-A, Class A2[3], 2.42%, 3/25/2030	Aaa		567,040	558,831
SoFi Professional Loan Program LLC, Series 2016-C, Class A2A3, 1.48%, 5/26/2031	Aaa		193,023	192,654
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B3, 2.36%, 12/27/2032	Aaa		600,000	585,619
SoFi Professional Loan Program LLC, Series 2016-E, Class A2A3, 1.63%, 1/25/2036	Aaa		381,631	380,571
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A3, 1.55%, 3/26/2040	Aaa		464,313	460,697
SoFi Professional Loan Program LLC, Series 2017-B, Class A1FX3, 1.83%, 5/25/2040	Aaa		160,306	159,308
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A3, 1.75%, 7/25/2040	AAA	[8]	1,054,132	1,045,080
SoFi Professional Loan Program LLC, Series 2017-D, Class A1FX3, 1.72%, 9/25/2040	Aaa		1,666,240	1,655,119

Investment Portfolio - September 30, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX3, 2.05%, 1/25/2041	Aaa		522,169	$517,163
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX3, 2.84%, 1/25/2041	Aaa		750,000	727,090
SoFi Professional Loan Program Trust, Series 2018-B, Class A1FX3, 2.64%, 8/25/2047	Aaa		7,625,158	7,580,741
South Carolina Student Loan Corp., Series 2005, Class A3[4], (3 mo. LIBOR US + 0.140%), 2.461%, 12/1/2023	Aaa		108,508	108,505
Tax Ease Funding LLC, Series 2016-1A, Class A3, 3.13%, 6/15/2028	WR	[5]	513,382	511,968
Tricon American Homes Trust, Series 2016-SFR1, Class A3, 2.59%, 11/1/2033	Aaa		2,389,726	2,303,770
United Auto Credit Securitization Trust, Series 2018-2, Class A3, 2.89%, 3/10/2021	AAA	[8]	1,840,093	1,839,549
Wheels SPV 2 LLC, Series 2016-1A, Class A2[3], 1.59%, 5/20/2025	AAA	[8]	122,401	122,021
World Omni Auto Receivables Trust, Series 2017-A, Class A3, 1.93%, 9/15/2022	AAA	[8]	4,000,000	3,954,059
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A4, 2.32%, 8/15/2022	Aaa		750,000	743,443

TOTAL ASSET-BACKED SECURITIES (Identified Cost $112,984,656)				112,386,187

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.6%
Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.85%, 1/11/2029	AAA	[8]	121,525	122,297
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,11], 2.13%, 2/1/2043	AAA	[8]	633,097	580,857
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/1/2047	Aaa		3,157,431	3,125,093
FDIC Trust, Series 2011-R1, Class A3, 2.67%, 7/1/2026	WR	[5]	118,222	117,646
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[11], 1.346%, 11/1/2019	Aaa		6,914,867	92,277
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[11], 1.28%, 8/1/2020	Aaa		8,995,434	173,051
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[11], 1.149%, 4/1/2021	Aaa		7,096,649	176,116
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[11], 1.501%, 10/1/2021	Aaa		4,705,176	175,106
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[11], 1.306%, 12/1/2021	Aaa		34,209,610	1,180,967
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[11], 1.447%, 6/1/2022	Aaa		17,065,960	757,672
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[11], 0.199%, 4/1/2023	Aaa		57,246,505	455,608
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[11], 0.105%, 5/1/2023	Aaa		33,599,069	162,394
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[11], 1.491%, 10/1/2018	Aaa		2,529,234	305

Investment Portfolio - September 30, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class A2, 1.72%, 1/1/2019	Aaa		35,562	$35,482
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/1/2044	Aaa		3,929,421	3,988,342
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/1/2044	Aaa		4,140,266	4,266,912
FREMF Mortgage Trust, Series 2012-K711, Class B3,11, 3.57%, 8/1/2045	WR	[5]	2,175,000	2,177,657
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[3], 0.10%, 6/1/2046	WR	[5]	87,960,294	306,093
FREMF Mortgage Trust, Series 2013-K712, Class B3,11, 3.358%, 5/1/2045	AA	[8]	1,300,000	1,299,754
FREMF Mortgage Trust, Series 2014-K715, Class B3,11, 3.978%, 2/1/2046	A1		2,185,000	2,210,505
FREMF Mortgage Trust, Series 2014-K716, Class B3,11, 3.949%, 8/1/2047	A1		2,550,000	2,572,033
FREMF Mortgage Trust, Series 2015-K42, Class B3,11, 3.852%, 12/1/2024	A3		1,900,000	1,865,288
FREMF Mortgage Trust, Series 2015-K43, Class B3,11, 3.734%, 2/1/2048	WR	[5]	1,500,000	1,458,716
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,11], 3.382%, 12/1/2034	AA	[8]	2,000,000	1,997,446
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[3,11], 3.382%, 12/1/2034	BBB	[8]	1,150,000	1,143,298
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[3], 4.07%, 11/1/2043	AAA	[8]	721,020	729,186
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,11], 3.00%, 3/1/2043	WR	[5]	447,930	428,455
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,11], 3.50%, 5/1/2043	AAA	[8]	531,640	517,497
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,11], 3.00%, 6/1/2029	AAA	[8]	795,471	783,508
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[3,11], 3.50%, 8/1/2047	Aaa		3,455,110	3,401,345
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[3], 2.77%, 1/1/2041	Aaa		41,637	41,520
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,11], 3.75%, 11/1/2054	AA	[8]	706,300	705,100
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,11], 3.75%, 8/1/2055	Aaa		1,099,011	1,096,439
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.65%, 7/1/2045	AAA	[8]	420,000	428,152
Sequoia Mortgage Trust, Series 2013-2, Class A11, 1.874%, 2/1/2043	AAA	[8]	656,152	581,570
Sequoia Mortgage Trust, Series 2013-7, Class A2[11], 3.00%, 6/1/2043	AAA	[8]	543,432	514,499
Sequoia Mortgage Trust, Series 2013-8, Class A1[11], 3.00%, 6/1/2043	Aaa		747,734	708,447
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, (1 mo. LIBOR US + 1.220%), 3.38%, 11/15/2027	AAA	[8]	1,831,723	1,832,398
Towd Point Mortgage Trust, Series 2016-5, Class A1[3,11], 2.50%, 10/1/2056	Aaa		1,639,500	1,593,076

Investment Portfolio - September 30, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]			PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.00%, 9/10/2028	AA	[8]		1,195,000	$1,215,188
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.39%, 11/1/2043	Aaa			1,350,000	1,374,545
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,11], 4.869%, 2/1/2044	Aaa			1,501,960	1,544,898
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,11], 3.50%, 1/1/2045	WR	[5]		761,675	743,434
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,11], 3.50%, 3/1/2045	Aaa			667,495	666,952

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $48,870,608)					49,347,124

FOREIGN GOVERNMENT BONDS - 4.2%
Argentine Republic Government International Bond (Argentina), 6.25%, 4/22/2019	B2			2,000,000	2,003,020
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2			1,300,000	1,228,500
Chile Government Bond (Chile), 5.50%, 8/5/2020	A1		CLP	1,800,000,000	2,817,050
The Export-Import Bank of China (China)[3], 2.50%, 7/31/2019	A1			7,500,000	7,445,710
The Export-Import Bank of China (China), 2.50%, 7/31/2019	A1			630,000	625,439
Export-Import Bank of Korea (South Korea), 1.75%, 5/26/2019	Aa2			7,716,000	7,656,502
The Korea Development Bank (South Korea), 1.38%, 9/12/2019	Aa2			1,500,000	1,475,620
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	35,000,000	1,876,373
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	126,000,000	6,461,388

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $36,266,780)					31,589,602

U.S. TREASURY SECURITIES - 3.0%

U.S. Treasury Notes - 3.0%
U.S. Treasury Inflation Indexed Note, 0.13%, 4/15/2020 (Identified Cost $22,307,072)				22,598,520	22,303,386

U.S. GOVERNMENT AGENCIES - 6.0%

Mortgage-Backed Securities - 6.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021				209,496	213,485
Fannie Mae, Pool #995233, 5.50%, 10/1/2021				12,055	12,233
Fannie Mae, Pool #888017, 6.00%, 11/1/2021				24,817	25,490
Fannie Mae, Pool #995329, 5.50%, 12/1/2021				144,015	146,781
Fannie Mae, Pool #888136, 6.00%, 12/1/2021				30,419	31,241
Fannie Mae, Pool #888810, 5.50%, 11/1/2022				252,915	257,595
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024				23,325	24,191
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029				86,479	89,985
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034				366,899	380,403

Investment Portfolio - September 30, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	118,658	$127,402
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	178,609	192,106
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	480,607	529,012
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	187,127	201,832
Fannie Mae, Pool #AA7236, 4.00%, 6/1/2039	957,331	973,908
Fannie Mae, Pool #AJ1989, 4.50%, 10/1/2041	1,892,775	1,969,701
Fannie Mae, Pool #AW5338, 4.50%, 6/1/2044	1,041,860	1,083,677
Fannie Mae, Pool #AS3878, 4.50%, 11/1/2044	977,033	1,013,653
Fannie Mae, Pool #BC5442, 4.00%, 4/1/2046	2,947,059	2,980,256
Fannie Mae, Pool #BC9568, 4.00%, 5/1/2046	3,818,708	3,860,195
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	788,179	819,089
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	4,281,539	4,500,760
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	32,653	32,942
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	33,522	34,534
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	22,986	23,662
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	17,894	18,473
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	31,517	32,517
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	14,658	15,085
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	213,918	221,646
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	587,441	608,665
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	536,935	557,197
Freddie Mac, Pool #C91760, 3.50%, 5/1/2034	2,795,153	2,806,331
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	500,931	542,558
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	217,341	234,399
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	230,712	248,367
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	118,239	130,633
Freddie Mac, Pool #A96363, 4.50%, 1/1/2041	3,270,732	3,410,320
Freddie Mac, Pool #G60342, 4.50%, 5/1/2042	3,067,372	3,200,204
Freddie Mac, Pool #G07998, 4.50%, 7/1/2044	3,494,258	3,619,208
Freddie Mac, Pool #Q38473, 4.00%, 1/1/2046	4,961,412	5,018,850
Freddie Mac, Pool #Q40375, 3.50%, 5/1/2046	5,365,783	5,292,493

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $47,289,991)		45,481,079

Investment Portfolio - September 30, 2018

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.8%
Dreyfus Government Cash Management, Institutional Shares[12], 1.95%, (Identified Cost $20,860,893)	20,860,893	$20,860,893

TOTAL INVESTMENTS - 98.3% (Identified Cost $749,020,352)		739,296,382
OTHER ASSETS, LESS LIABILITIES - 1.7%		12,811,157

NET ASSETS - 100%		$752,107,539

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT SEPTEMBER 30, 2018[13] :
SETTLEMENT DATE	CONTRACTS TO DELIVER/(RECEIVE)	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED APPRECIATION/ DEPRECIATION
10/15/2018	JPY 1,750,000,000	$16,072,741	$15,421,739	$(651,002)
10/15/2018	JPY (1,750,000,000)	15,981,735	15,421,739	559,997

NET UNREALIZED DEPRECIATION				(91,005)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT SEPTEMBER 30, 2018:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/UNREALIZED APPRECIATION
50	Euro-BTP	Eurex	December 2018	7,189,216	$177,571

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT SEPTEMBER 30, 2018:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
224	Euro-BOBL	Eurex	December 2018	33,991,803	$100,284
204	Euro-BUND	Eurex	December 2018	37,610,050	305,585
40	Euro-BUXL (30 Year)	Eurex	December 2018	8,095,763	1,059
405	Euro-SCHATZ	Eurex	December 2018	52,559,388	12,612
190	Short-Term Euro- BTP	Eurex	December 2018	24,100,477	(258,359)
445	U.S. Treasury Notes (2 Year)	CBOT	December 2018	93,776,797	(42,555)
200	U.S. Treasury Notes (5 Year)	CBOT	December 2018	22,495,313	(26,946)

TOTAL SHORT POSITIONS					91,680

CBOT - Chicago Board of Trade

CLP - Chilean Peso

IO - Interest only

JPY - Japanese Yen

MXN - Mexican Peso

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

Investment Portfolio - September 30, 2018

(unaudited)

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $213,740,914, or 28.4% of the Series’ net assets as of September 30, 2018.

4Floating rate security. Rate shown is the rate in effect as of September 30, 2018.

5Credit rating has been withdrawn. As of September 30, 2018, there is no rating available (unaudited).

6Illiquid security - This security was acquired on June 25, 2018 at a cost of $1,000,000 ($100.00 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $1,032,488, or 0.1% of the Series’ net assets as of September 30, 2018.

7Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

8Credit ratings from S&P (unaudited).

9Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2018.

10Illiquid security - This security was acquired on November 3, 2017 at a cost of $992,500 ($99.25 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $1,021,530, or 0.1% of the Series’ net assets as of September 30, 2018.

11Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2018.

12Rate shown is the current yield as of September 30, 2018.

13The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$67,784,465	$—	$67,784,465	$—
Corporate debt:
Consumer Discretionary	63,795,239	—	63,795,239	—
Consumer Staples	13,662,598	—	13,662,598	—
Energy	70,606,829	—	70,606,829	—
Financials	136,465,165	—	136,465,165	—
Health Care	21,216,475	—	21,216,475	—
Industrials	33,224,881	—	33,224,881	—
Information Technology	16,700,522	—	16,700,522	—
Materials	24,963,790	—	24,963,790	—
Real Estate	18,172,056	—	18,172,056	—
Telecommunication Services	46,921,506	—	46,921,506	—
Utilities	11,599,050	—	11,599,050	—
Asset-backed securities	112,386,187	—	112,386,187	—

Investment Portfolio - September 30, 2018

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commercial mortgage-backed securities	$49,347,124	$—	$49,347,124	$—
Foreign government bonds	31,589,602	—	31,589,602	—
Mutual fund	20,860,893	20,860,893	—	—
Other financial instruments*
Forward foreign currency exchange contracts	559,997	—	559,997	—
Interest rate contracts	597,111	597,111	—	—

Total assets	740,453,490	21,458,004	718,995,486	—

Liabilities:
Other financial instruments*:
Forward foreign currency exchange contracts	(651,002)	—	(651,002)	—
Interest rate contracts	(327,860)	(327,860)	—	—

Total liabilities	(978,862)	(327,860)	(651,002)	—

Total	$739,474,628	$21,130,144	$718,344,484	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or September 30, 2018.

*Other financial instruments are futures (Level 1) and forwards (Level 2). Futures and forwards are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2018

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 90.0%
Non-Convertible Corporate Bonds - 90.0%
Consumer Discretionary - 16.5%
Auto Components - 1.0%
Techniplas LLC[2], 10.00%, 5/1/2020	Caa2		$1,395,000	$1,318,275

Household Durables - 8.8%
Century Communities, Inc., 5.875%, 7/15/2025	B2		2,805,000	2,609,491
LGI Homes, Inc.[2], 6.875%, 7/15/2026	B1		1,960,000	1,925,700
Meritage Homes Corp., 5.125%, 6/6/2027	Ba2		1,535,000	1,416,038
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	Ba3		1,305,000	1,311,525
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3		1,960,000	1,945,300
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B3		1,045,000	1,011,038
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	B3		1,620,000	1,543,050

				11,762,142

Media - 6.7%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.50%, 5/1/2026	B1		1,990,000	1,967,612
Cequel Communications Holdings I LLC - Cequel Capital Corp.[2], 7.50%, 4/1/2028	Caa1		1,100,000	1,153,625
CSC Holdings LLC, 5.25%, 6/1/2024	B2		2,430,000	2,375,325
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	Ba3		2,400,000	2,256,000
UPCB Finance IV Ltd. (Netherlands)[2], 5.375%, 1/15/2025	Ba3		1,314,000	1,312,358

				9,064,920

Total Consumer Discretionary				22,145,337

Consumer Staples - 1.8%
Food & Staples Retailing - 1.0%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	Ba3		1,315,000	1,301,850

Household Products - 0.8%
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	B1		1,150,000	1,075,250

Total Consumer Staples				2,377,100

Energy - 17.6%
Energy Equipment & Services - 3.2%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	B2		1,180,000	1,216,875
TerraForm Power Operating, LLC[2], 5.00%, 1/31/2028	B1		1,400,000	1,302,000
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	B3		1,770,000	1,752,300

				4,271,175

Oil, Gas & Consumable Fuels - 14.4%
American Midstream Partners LP - American Midstream Finance Corp.[2], 9.50%, 12/15/2021	Caa1		1,985,000	1,985,000
Cheniere Energy Partners LP, 5.25%, 10/1/2025	Ba2		1,955,000	1,957,405
DCP Midstream Operating LP2, 5.35%, 3/15/2020	Ba2		1,200,000	1,227,000
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR	[3]	1,370,000	1,376,850

1

Investment Portfolio - September 30, 2018

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[3]	$2,115,000	$2,199,600
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	B1		1,450,000	1,370,250
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	B3		2,610,000	1,996,650
OKEA AS (Norway)[4,5], (3 mo. LIBOR US + 6.500%), 8.886%, 6/28/2023	WR	[3]	1,100,000	1,135,737
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	Ba1		1,050,000	1,078,875
SemGroup Corp., 6.375%, 3/15/2025	B3		1,345,000	1,321,462
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	Ba3		1,340,000	1,303,150
Southwestern Energy Co.[6], 6.20%, 1/23/2025	Ba3		1,285,000	1,275,362
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	Ba3		1,090,000	1,110,438

				19,337,779

Total Energy				23,608,954

Financials - 12.6%
Banks - 2.8%
Popular, Inc., 7.00%, 7/1/2019	B2		1,665,000	1,707,458
Popular, Inc., 6.125%, 9/14/2023	B2		2,000,000	2,024,760

				3,732,218

Capital Markets - 1.4%
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	B2		2,000,000	1,952,500

Consumer Finance - 2.9%
Ally Financial, Inc., 3.50%, 1/27/2019	Ba3		1,095,000	1,095,000
Navient Corp., 7.25%, 9/25/2023	Ba3		1,235,000	1,309,100
SLM Corp., 5.125%, 4/5/2022	Ba2		1,519,000	1,511,405

				3,915,505

Diversified Financial Services - 4.7%
Fortress Transportation & Infrastructure Investors, LLC[2], 6.50%, 10/1/2025	B1		2,000,000	1,985,900
FS Energy & Power Fund[2], 7.50%, 8/15/2023	Ba3		2,560,000	2,611,200
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	Ba3		1,635,000	1,667,700

				6,264,800

Thrifts & Mortgage Finance - 0.8%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	Ba3		1,130,000	1,145,537

Total Financials				17,010,560

Health Care - 5.1%
Health Care Providers & Services - 3.8%
DaVita, Inc., 5.00%, 5/1/2025	Ba3		2,045,000	1,950,419

2

Investment Portfolio - September 30, 2018

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
HCA, Inc., 5.375%, 9/1/2026	Ba2		$1,940,000	$1,959,400
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	Caa2		1,270,000	1,240,790

				5,150,609

Pharmaceuticals - 1.3%
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[2], 8.75%, 11/1/2024	B3		1,650,000	1,761,375

Total Health Care				6,911,984

Industrials - 11.3%
Airlines - 0.8%
Allegiant Travel Co., 5.50%, 7/15/2019	B1		1,115,000	1,126,150

Commercial Services & Supplies - 0.9%
The ADT Security Corp., 5.25%, 3/15/2020	Ba3		1,200,000	1,218,000

Construction & Engineering - 1.3%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	B1		1,715,000	1,762,162

Marine - 3.3%
Borealis Finance, LLC[2], 7.50%, 11/16/2022	WR	[3]	2,150,000	2,123,125
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	B3		2,270,000	2,258,650

				4,381,775

Trading Companies & Distributors - 2.9%
Aircastle Ltd., 6.25%, 12/1/2019	Baa3		680,000	701,353
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3		1,170,000	1,192,757
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	Ba3		1,980,000	1,932,975

				3,827,085

Transportation Infrastructure - 2.1%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	WR	[3]	1,000,000	1,022,500
MPC Container Ships Invest B.V. (Norway)[5,7], (1 mo. LIBOR US + 4.750%), 7.116%, 9/22/2022	WR	[3]	1,800,000	1,838,754

				2,861,254

Total Industrials				15,176,426

Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B2		1,780,000	1,751,075

Materials - 10.9%
Chemicals - 3.8%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	B3		1,375,000	1,405,937
LSB Industries, Inc.[2], 9.625%, 5/1/2023	Caa1		2,015,000	2,110,712

3

Investment Portfolio - September 30, 2018

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
OCI N.V. (Netherlands)[2], 6.625%, 4/15/2023	B1		$1,550,000	$1,604,250

				5,120,899

Containers & Packaging - 2.4%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2], 6.00%, 2/15/2025	B3		1,325,000	1,296,844
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	B3		1,910,000	1,974,462

				3,271,306

Metals & Mining - 4.7%
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	B3		2,949,000	3,007,980
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	Ba3		3,195,000	3,266,888

				6,274,868

Total Materials				14,667,073

Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITS) - 2.9%
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	B1		2,020,000	1,969,500
iStar, Inc., 5.25%, 9/15/2022	B1		2,025,000	1,994,625

Total Real Estate				3,964,125

Telecommunication Services - 4.7%
Wireless Telecommunication Services - 4.7%
Altice US Finance I Corp.[2], 5.50%, 5/15/2026	Ba3		1,335,000	1,333,331
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba2		3,400,000	3,315,000
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	Ba3		1,229,000	1,222,855
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	B1		480,000	482,976

Total Telecommunication Services				6,354,162

Utilities - 5.3%
Gas Utilities - 1.6%
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	B2		2,252,000	2,111,250

Independent Power and Renewable Electricity Producers - 3.7%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	B1		1,540,000	1,570,800
Clearway Energy Operating, LLC, 5.00%, 9/15/2026	Ba2		1,385,000	1,326,138
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	BB	[8]	2,035,000	2,060,437

Total Utilities				7,068,625

Total Non-Convertible Corporate Bonds (Identified Cost $121,922,152)				121,035,421

4

Investment Portfolio - September 30, 2018

(unaudited)

HIGH YIELD BOND SERIES	SHARES	VALUE

MUTUAL FUNDS - 6.3%
iShares iBoxx High Yield Corporate Bond ETF	30,400	$2,627,776
SPDR Barclays High Yield Bond ETF	162,980	5,875,429

TOTAL MUTUAL FUNDS (Identified Cost $8,457,934)		8,503,205

SHORT-TERM INVESTMENT - 2.5%
Dreyfus Government Cash Management, Institutional Shares[9], 1.95%, (Identified Cost $3,346,933)	3,346,933	3,346,933

TOTAL INVESTMENTS - 98.8% (Identified Cost $133,727,019)		132,885,559
OTHER ASSETS, LESS LIABILITIES - 1.2%		1,601,572

NET ASSETS - 100%		$134,487,131

ETF - Exchange-Traded Fund

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $69,031,844, or 51.3% of the Series’ net assets as of September 30, 2018.

3Credit rating has been withdrawn. As of September 30, 2018, there is no rating available (unaudited).

4Illiquid security - This security was acquired on November 3, 2017 at a cost of $992,500 ($99.25 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $1,135,737.00, or 0.8% of the Series’ net assets as of September 30, 2018.

5Floating rate security. Rate shown is the rate in effect as of September 30, 2018.

6Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

7Illiquid security - This security was acquired on November 3, 2017 and February 2, 2018 at a cost of $992,500 ($99.25 per share) and $794,000 ($99.25 per share), respectively. This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $1,838,754, or 1.4% of the Series’ net assets as of September 30, 2018.

8Credit ratings from S&P (unaudited).

9Rate shown is the current yield as of September 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - September 30, 2018

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Consumer Discretionary	$22,145,337	$—	$22,145,337	$—
Consumer Staples	2,377,100	—	2,377,100	—
Energy	23,608,954	—	23,608,954	—
Financials	17,010,560	—	17,010,560	—
Health Care	6,911,984	—	6,911,984	—
Industrials	15,176,426	—	15,176,426	—
Information Technology	1,751,075	—	1,751,075	—
Materials	14,667,073	—	14,667,073	—
Real Estate	3,964,125	—	3,964,125	—
Telecommunication Services	6,354,162	—	6,354,162	—
Utilities	7,068,625	—	7,068,625	—
Mutual fund	11,850,138	11,850,138	—	—

Total assets	$132,885,559	$11,850,138	$121,035,421	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or September 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2018

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 12.3%
Non-Convertible Corporate Bonds - 12.3%
Consumer Discretionary - 1.8%
Auto Components - 0.1%
Techniplas LLC (United States)[3], 10.00%, 5/1/2020	Caa2		110,000	$103,950

Household Durables - 0.3%
Century Communities, Inc. (United States), 5.875%, 7/15/2025	B2		180,000	167,454
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc. (United States), 4.375%, 6/15/2019	Ba3		90,000	90,450
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc. (United States), 5.875%, 6/15/2024	Ba3		70,000	69,475
Weekley Homes LLC - Weekley Finance Corp. (United States), 6.00%, 2/1/2023	B3		90,000	87,075
Weekley Homes LLC - Weekley Finance Corp. (United States), 6.625%, 8/15/2025	B3		130,000	123,825

				538,279

Internet & Direct Marketing Retail - 0.6%
Booking Holdings, Inc. (United States), 3.60%, 6/1/2026	Baa1		1,010,000	979,845

Media - 0.5%
CCO Holdings LLC - CCO Holdings Capital Corp. (United States)[3], 5.50%, 5/1/2026	B1		80,000	79,100
CSC Holdings LLC (United States), 5.25%, 6/1/2024	B2		180,000	175,950
Discovery Communications LLC (United States), 5.20%, 9/20/2047	Baa3		675,000	659,972

				915,022

Multiline Retail - 0.3%
Macy’s Retail Holdings, Inc. (United States), 7.00%, 2/15/2028	Baa3		280,000	301,191
Macy’s Retail Holdings, Inc. (United States), 6.90%, 4/1/2029	Baa3		285,000	301,609

				602,800

Total Consumer Discretionary				3,139,896

Consumer Staples - 0.1%
Household Products - 0.1%
First Quality Finance Co., Inc. (United States)[3], 5.00%, 7/1/2025	B1		95,000	88,825

Energy - 2.0%
Energy Equipment & Services - 0.0%##
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3], 8.25%, 2/15/2025	B2		90,000	92,812

Oil, Gas & Consumable Fuels - 2.0%
Boardwalk Pipelines LP (United States), 5.95%, 6/1/2026	Baa3		905,000	957,746
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[4]	130,000	135,200
Jonah Energy LLC - Jonah Energy Finance Corp. (United States)[3], 7.25%, 10/15/2025	B3		180,000	137,700
Kinder Morgan Energy Partners LP (United States), 6.95%, 1/15/2038	Baa3		825,000	1,000,048
Sabine Pass Liquefaction LLC (United States), 5.88%, 6/30/2026	Baa3		900,000	971,998
Seven Generations Energy Ltd. (Canada)[3], 5.375%, 9/30/2025	Ba3		90,000	87,525

1

Investment Portfolio - September 30, 2018

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co. (United States)[5], 6.20%, 1/23/2025	Ba3			100,000	$99,250
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp. (United States)[3], 5.50%, 9/15/2024	Ba3			85,000	86,594

					3,476,061

Total Energy					3,568,873

Financials - 4.0%
Banks - 2.8%
Asian Development Bank (Supranational), 1.00%, 8/16/2019	Aaa			1,000,000	985,065
Banco Santander S.A. (Spain)[6], 4.00%, 4/7/2020	Aa1		EUR	100,000	123,546
Bank of America Corp. (United States), 4.00%, 1/22/2025	Baa2			1,000,000	986,862
BNP Paribas Home Loan Covered Bonds S.A. (France)[6], 3.75%, 4/20/2020	AAA	[7]	EUR	50,000	61,706
Citigroup, Inc. (United States), 8.13%, 7/15/2039	Baa1			660,000	952,687
JPMorgan Chase & Co. (United States), 6.30%, 4/23/2019	A3			935,000	953,511
Popular, Inc. (United States), 7.00%, 7/1/2019	B2			135,000	138,442
Santander Holdings USA, Inc. (United States), 3.40%, 1/18/2023	Baa3			685,000	660,564

					4,862,383

Capital Markets - 0.6%
LPL Holdings, Inc. (United States)[3], 5.75%, 9/15/2025	B2			85,000	82,981
Morgan Stanley (United States)[8], (3 mo. LIBOR US + 1.220%), 3.56%, 5/8/2024	A3			975,000	990,854

					1,073,835

Consumer Finance - 0.1%
Ally Financial, Inc. (United States), 3.50%, 1/27/2019	Ba3			90,000	90,000
Navient Corp. (United States), 7.25%, 9/25/2023	Ba3			80,000	84,800

					174,800

Diversified Financial Services - 0.1%
Oxford Finance, LLC - Oxford Finance Co. - Issuer II, Inc. (United States)[3], 6.375%, 12/15/2022	Ba3			130,000	132,600

Insurance - 0.4%
Prudential Financial, Inc. (United States)[9], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	Baa2			620,000	655,650

2

Investment Portfolio - September 30, 2018

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp. (United States)[3], 5.875%, 8/1/2021	Ba3	85,000	$86,169

Total Financials			6,985,437

Health Care - 0.0%##
Health Care Providers & Services - 0.0%##
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A. (United States)[3], 6.625%, 5/15/2022	Caa2	90,000	87,930

Industrials - 1.1%
Airlines - 0.1%
Allegiant Travel Co. (United States), 5.50%, 7/15/2019	B1	95,000	95,950

Construction & Engineering - 0.1%
Tutor Perini Corp. (United States)[3], 6.875%, 5/1/2025	B1	135,000	138,712

Machinery - 0.3%
CNH Industrial Capital LLC (United States), 3.38%, 7/15/2019	Ba1	600,000	600,780

Marine - 0.1%
Global Ship Lease, Inc. (United Kingdom)[3], 9.875%, 11/15/2022	B3	175,000	174,125

Trading Companies & Distributors - 0.5%
Aircastle Ltd. (United States), 6.25%, 12/1/2019	Baa3	55,000	56,727
International Lease Finance Corp. (United States), 6.25%, 5/15/2019	Baa3	640,000	652,448
Park Aerospace Holdings Ltd. (Ireland)[3], 4.50%, 3/15/2023	Ba3	140,000	136,675

			845,850

Total Industrials			1,855,417

Information Technology - 1.0%
Internet Software & Services - 0.9%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	A1	1,040,000	969,378
Tencent Holdings Ltd. (China)[3], 3.60%, 1/19/2028	A1	700,000	662,559

			1,631,937

Semiconductors & Semiconductor Equipment - 0.1%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B2	145,000	142,644

Total Information Technology			1,774,581

Materials - 0.7%
Chemicals - 0.2%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[3], 8.375%, 12/1/2022	B3	115,000	117,588
OCI N.V. (Netherlands)[3], 6.625%, 4/15/2023	B1	200,000	207,000

			324,588

Metals & Mining - 0.5%
Corp Nacional del Cobre de Chile (Chile)[3], 5.63%, 9/21/2035	A3	430,000	475,748

3

Investment Portfolio - September 30, 2018

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Mountain Province Diamonds, Inc. (Canada)[3], 8.00%, 12/15/2022	B3		225,000	$229,500
Northwest Acquisitions ULC - Dominion Finco, Inc. (United States)[3], 7.125%, 11/1/2022	Ba3		135,000	138,038

				843,286

Total Materials				1,167,874

Real Estate - 0.5%
Equity Real Estate Investment Trusts (REITS) - 0.1%
Greystar Real Estate Partners, LLC (United States)[3], 5.75%, 12/1/2025	B1		135,000	131,625
iStar, Inc. (United States), 5.25%, 9/15/2022	B1		135,000	132,975

				264,600

Real Estate Management & Development - 0.4%
American Homes 4 Rent LP (United States), 4.25%, 2/15/2028	Baa3		690,000	660,113

Total Real Estate				924,713

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. (United States), 4.25%, 3/1/2027	Baa2		690,000	681,087
Verizon Communications, Inc. (United States), 5.50%, 3/16/2047	Baa1		905,000	990,950

				1,672,037

Wireless Telecommunication Services - 0.1%
Hughes Satellite Systems Corp. (United States), 5.25%, 8/1/2026	Ba2		230,000	224,250
Sprint Communications, Inc. (United States)[3], 9.00%, 11/15/2018	B1		40,000	40,248

				264,498

Total Telecommunication Services				1,936,535

TOTAL CORPORATE BONDS (Identified Cost $21,899,737)				21,530,081

ASSET-BACKED SECURITIES - 1.7%
BMW Vehicle Owner Trust, Series 2016-A, Class A3 (United States), 1.16%, 11/25/2020	Aaa		316,008	313,842
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A (United States)[3], 3.56%, 7/15/2030	WR	[4]	599,672	598,112
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (United States)[3], 1.99%, 5/15/2029	Aaa		190,537	188,738
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3 (United States), 1.35%, 8/15/2019	Aaa		192,931	192,596
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A (United States)[3], 1.75%, 7/25/2040	AAA	[7]	193,155	191,496
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX (United States)[3], 2.05%, 1/25/2041	Aaa		104,434	103,433

4

Investment Portfolio - September 30, 2018

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX (United States)[3], 2.84%, 1/25/2041	Aaa		150,000	$145,418
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A (United States)[3], 2.39%, 2/25/2042	Aaa		391,641	388,132
South Carolina Student Loan Corp., Series 2005, Class A3 (United States)[8], (3 mo. LIBOR US + 0.140%), 2.461%, 12/1/2023	Aaa		31,776	31,775
Tricon American Homes Trust, Series 2016-SFR1, Class A (United States)[3], 2.59%, 11/1/2033	Aaa		398,288	383,962
Tricon American Homes Trust, Series 2017-SFR2, Class A (United States)[3], 2.93%, 1/1/2036	Aaa		500,000	478,291

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,065,628)				3,015,795

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7%
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/1/2047	Aaa		74,002	73,244
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[10], 1.501%, 10/1/2021	Aaa		3,806,465	141,660
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[10], 0.199%, 4/1/2023	Aaa		22,038,783	175,400
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[10], 1.491%, 10/1/2018	Aaa		1,875,096	226
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/1/2044	Aaa		473,424	480,523
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/1/2044	Aaa		96,285	99,231
FREMF Mortgage Trust, Series 2013-K712, Class B (United States)[3,10], 3.358%, 5/1/2045	AA	[7]	1,000,000	999,810
Government National Mortgage Association, Series 2017-54, Class AH (United States), 2.60%, 12/1/2056	Aaa		924,560	870,842
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5 (United States)[3,10], 3.50%, 8/1/2047	Aaa		191,951	188,964
JP Morgan Mortgage Trust, Series 2017-6, Class A3 (United States)[3,10], 3.50%, 12/1/2048	Aaa		462,722	448,677
JP Morgan Mortgage Trust, Series 2017-6, Class A5 (United States)[3,10], 3.50%, 12/1/2048	Aaa		453,402	447,254
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1 (United States)[3,10], 3.75%, 8/1/2055	Aaa		124,888	124,595
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1 (United States)[3,10], 3.75%, 11/1/2056	AAA	[7]	165,426	164,628
SBA Small Business Investment Companies, Series 2015-10A, Class 1 (United States), 2.52%, 3/1/2025	Aaa		192,069	185,734
Towd Point Mortgage Trust, Series 2016-5, Class A1 (United States)[3,10], 2.50%, 10/1/2056	Aaa		307,406	298,702

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $4,642,913)				4,699,490

5

Investment Portfolio - September 30, 2018

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

FOREIGN GOVERNMENT BONDS - 40.5%
Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa		AUD	600,000	$450,154
Australia Government Bond (Australia), 3.25%, 4/21/2025	Aaa		AUD	1,700,000	1,286,248
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2025	Ba2		BRL	1,500,000	359,503
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2			600,000	567,000
Bundesrepublik Deutschland (Germany)[6], 1.50%, 9/4/2022	Aaa		EUR	3,000,000	3,727,316
Bundesrepublik Deutschland (Germany)[6], 1.00%, 8/15/2024	Aaa		EUR	4,775,000	5,862,602
Bundesrepublik Deutschland (Germany), 0.50%, 8/15/2027	Aaa		EUR	1,500,000	1,762,978
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	Aaa		CAD	2,485,000	1,932,957
Canadian Government Bond (Canada), 2.75%, 6/1/2022	Aaa		CAD	2,500,000	1,966,612
Chile Government Bond (Chile), 5.50%, 8/5/2020	A1		CLP	700,000,000	1,095,519
Export-Import Bank of Korea (South Korea), 2.63%, 12/30/2020	Aa2			1,500,000	1,472,340
French Republic Government Bond OAT (France)[6], 0.00%, 5/25/2022	Aa2		EUR	5,300,000	6,193,294
French Republic Government Bond OAT (France)[6], 0.25%, 11/25/2026	Aa2		EUR	6,050,000	6,866,974
Ireland Government Bond (Ireland)[6], 0.80%, 3/15/2022	A2		EUR	2,000,000	2,393,387
Ireland Government Bond (Ireland)[6], 3.90%, 3/20/2023	A2		EUR	750,000	1,019,209
Italy Buoni Poliennali Del Tesoro (Italy), 0.35%, 6/15/2020	Baa2		EUR	800,000	917,963
Italy Buoni Poliennali Del Tesoro (Italy)[6], 1.45%, 9/15/2022	Baa2		EUR	500,000	565,712
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	Baa2		EUR	975,000	1,047,726
Japan Government Two Year Bond (Japan)[6], 0.10%, 10/15/2018	A1		JPY	150,000,000	1,320,296
The Korea Development Bank (South Korea), 1.38%, 9/12/2019	Aa2			2,200,000	2,164,243
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	57,500,000	3,082,613
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	A3		MXN	71,000,000	3,678,160
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	64,000,000	3,281,975
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	A3		MXN	6,500,000	339,849
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa		SGD	4,515,000	3,317,627
Spain Government Bond (Spain)[3], 5.40%, 1/31/2023	Baa1		EUR	2,005,000	2,828,673
Spain Government Bond (Spain)[3,6], 1.60%, 4/30/2025	Baa1		EUR	2,200,000	2,669,042
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1			2,000,000	1,970,360
United Kingdom Gilt (United Kingdom), 1.75%, 9/7/2022	Aa2		GBP	2,800,000	3,748,077
United Kingdom Gilt (United Kingdom), 1.25%, 7/22/2027	WR	[4]	GBP	2,200,000	2,812,440

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $74,627,438)					70,700,849

U.S. TREASURY SECURITIES - 28.4%
U.S. Treasury Bonds - 9.1%
U.S. Treasury Bond, 6.25%, 5/15/2030				2,600,000	3,405,086
U.S. Treasury Bond, 4.75%, 2/15/2037				1,400,000	1,719,375
U.S. Treasury Bond, 2.50%, 2/15/2045				4,075,000	3,568,968
U.S. Treasury Bond, 3.00%, 5/15/2047				5,992,000	5,771,045
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042				1,455,427	1,365,676

Total U.S. Treasury Bonds (Identified Cost $16,694,659)					15,830,150

6

Investment Portfolio - September 30, 2018

(unaudited)

GLOBAL FIXED INCOME SERIES	PRINCIPAL AMOUNT2/ SHARES	VALUE

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes - 19.3%
U.S. Treasury Inflation Indexed Note, 0.13%, 4/15/2020	990,030	$977,101
U.S. Treasury Inflation Indexed Note, 0.13%, 1/15/2023	1,359,266	1,315,860
U.S. Treasury Note, 1.375%, 4/30/2020	7,910,000	7,738,514
U.S. Treasury Note, 1.125%, 7/31/2021	9,625,000	9,167,437
U.S. Treasury Note, 1.75%, 4/30/2022	4,220,000	4,053,673
U.S. Treasury Note, 2.00%, 7/31/2022	3,700,000	3,576,570
U.S. Treasury Note, 1.63%, 4/30/2023	1,870,000	1,764,812
U.S. Treasury Note, 1.63%, 5/15/2026	1,925,000	1,741,373
U.S. Treasury Note, 2.38%, 5/15/2027	3,612,000	3,429,284

Total U.S. Treasury Notes (Identified Cost $34,708,304)		33,764,624

TOTAL U.S. TREASURY SECURITIES (Identified Cost $51,402,963)		49,594,774

U.S. GOVERNMENT AGENCIES - 6.5%
Mortgage-Backed Securities - 1.9%
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	493,222	505,589
Fannie Mae, Pool #735500, 5.50%, 5/1/2035	543,902	587,496
Freddie Mac, Pool #Z50018, 3.50%, 7/1/2026	719,222	722,964
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	771,583	772,294
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	744,419	802,504

Total Mortgage-Backed Securities (Identified Cost $3,426,464)		3,390,847

Other Agencies - 4.6%
Fannie Mae, 2.625%, 9/6/2024	6,979,000	6,810,729
Freddie Mac, 2.375%, 1/13/2022	1,218,000	1,196,959

Total Other Agencies (Identified Cost $8,578,532)		8,007,688

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $12,004,996)		11,398,535

SHORT-TERM INVESTMENT - 6.3%
Dreyfus Government Cash Management, Institutional Shares[11], 1.95%, (Identified Cost $11,033,033)	11,033,033	11,033,033

TOTAL INVESTMENTS - 98.4% (Identified Cost $178,676,708)		171,972,557
OTHER ASSETS, LESS LIABILITIES - 1.6%		2,802,716

NET ASSETS - 100%		$174,775,273

7

Investment Portfolio - September 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT SEPTEMBER 30, 2018[12] :
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
10/26/2018	EUR 9,000,000	$10,625,400	$10,473,048	$152,352
10/15/2018	JPY 150,000,000	1,369,863	1,321,864	48,000

NET UNREALIZED APPRECIATION				$200,352

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

SGD - Singapore Dollar

## Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $16,098,888 or 9.2% of the Series’ net assets as of September 30, 2018.

4Credit rating has been withdrawn. As of September 30, 2018, there is no rating available (unaudited).

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6All or a portion of the security has been segregated on the Series’ books and records for open forward foreign currency exchange contracts.

7Credit ratings from S&P (unaudited).

8Floating rate security. Rate shown is the rate in effect as of September 30, 2018.

9Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2018.

10Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2018.

11Rate shown is the current yield as of September 30, 2018.

12The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States 48.9%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

8

Investment Portfolio - September 30, 2018

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$60,993,309	$—	$60,993,309	$—
Corporate debt:
Consumer Discretionary	3,139,896	—	3,139,896	—
Consumer Staples	88,825	—	88,825	—
Energy	3,568,873	—	3,568,873	—
Financials	6,985,437	—	6,985,437	—
Health Care	87,930	—	87,930	—
Industrials	1,855,417	—	1,855,417	—
Information Technology	1,774,581	—	1,774,581	—
Materials	1,167,874	—	1,167,874	—
Real Estate	924,713	—	924,713	—
Telecommunication Services	1,936,535	—	1,936,535	—
Asset-backed securities	3,015,795	—	3,015,795	—
Commercial mortgage-backed securities	4,699,490	—	4,699,490	—
Foreign government bonds	70,700,849	—	70,700,849	—
Mutual fund	11,033,033	11,033,033	—	—
Other financial instruments*
Forward foreign currency exchange contracts	200,352	—	200,352	—

Total assets	$172,172,909	$11,033,033	$161,139,876	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or September 30, 2018.

*Other financial instruments are forwards (Level 2). Forwards are valued at the unrealized appreciation/depreciation on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

9

Investment Portfolio - September 30, 2018

(unaudited)

INCOME SERIES (FORMERLY KNOWN AS STRATEGIC INCOME MODERATE SERIES)	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Fund, Inc. - Core Bond Series, Class I	1,750,043	$16,660,409
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	452,135	6,985,491
Manning & Napier Fund, Inc. - Equity Income Series, Class I	556,492	6,922,763
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	935,270	8,164,912
Manning & Napier Fund, Inc. - Real Estate Series, Class I	291,571	1,979,766

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $40,609,922)		40,713,341
OTHER ASSETS, LESS LIABILITIES - 0.0%#		3,289

NET ASSETS - 100%		$40,716,630

#Less than 0.1%.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$40,713,341	$40,713,341	$—	$—

Total assets:	$40,713,341	$40,713,341	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2017 or September 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2018.

1

Investment Portfolio - September 30, 2018

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the nine months ended September 30, 2018 is set forth below

INCOME SERIES (FORMERLY KNOWN AS STRATEGIC INCOME MODERATE SERIES)	VALUE AT 12/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 9/30/18	SHARES HELD AT 9/30/18	DIVIDEND INCOME 1/1/18 THROUGH 9/30/18	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/18 THROUGH 9/30/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Core Bond Series - Class I	$11,253,671	$7,895,245	$2,079,527	$16,660,409	1,750,043	$212,737	$(77,230)	$(329,229)
Disciplined Value Series - Class I	6,975,296	2,776,193	3,200,257	6,985,491	452,135	64,628	28,620	405,640
Equity Income Series - Class I	7,465,036	2,566,730	3,289,579	6,922,763	556,492	82,851	509,325	(328,749)
High Yield Bond Series - Class I	1,664,746	6,882,193	329,260	8,164,912	935,270	132,974	(5,745)	(47,021)
Real Estate Series - Class I	2,480,962	1,190,175	1,748,695	1,979,766	291,571	—	(207,729)	291,981
Unconstrained Bond Series - Class I	3,318,146	690,800	3,984,000	—	—	35,475	(42,850)	17,904

	$33,157,857	$22,001,336	$14,631,318	$40,713,341		$528,665	$204,391	$10,526

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - September 30, 2018

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 98.3%
Consumer Discretionary - 4.6%
Household Durables - 1.2%
Newell Brands, Inc.	48,945	$993,584

Multiline Retail - 1.5%
Dollar General Corp.	10,755	1,175,521

Specialty Retail - 1.9%
Dick’s Sporting Goods, Inc.	19,385	687,780
O’Reilly Automotive, Inc.*	2,285	793,626

		1,481,406

Total Consumer Discretionary		3,650,511

Consumer Staples - 4.8%
Beverages - 2.6%
Diageo plc (United Kingdom)[1]	20,910	740,806
Molson Coors Brewing Co. - Class B	6,395	393,292
PepsiCo, Inc.	7,860	878,748

		2,012,846

Food Products - 2.2%
J&J Snack Foods Corp.	6,250	943,063
Mondelez International, Inc. - Class A	18,895	811,729

		1,754,792

Total Consumer Staples		3,767,638

Energy - 12.1%
Oil, Gas & Consumable Fuels - 12.1%
BP plc - ADR (United Kingdom)	41,860	1,929,746
Chevron Corp.	11,035	1,349,360
Exxon Mobil Corp.	42,080	3,577,641
Hess Corp.	13,705	981,004
Royal Dutch Shell plc - Class B - ADR (Netherlands)	13,890	985,218
TOTAL S.A. (France)[1]	10,920	710,026

Total Energy		9,532,995

Financials - 22.3%
Banks - 15.3%
Bank of America Corp.	86,120	2,537,095
BankUnited, Inc.	7,520	266,208
Citigroup, Inc.	31,300	2,245,462
Fifth Third Bancorp	9,495	265,100
Huntington Bancshares, Inc.	17,685	263,860
JPMorgan Chase & Co.	23,285	2,627,480
KeyCorp.	43,475	864,718
The PNC Financial Services Group, Inc.	3,265	444,660
Regions Financial Corp.	27,475	504,166

1

Investment Portfolio - September 30, 2018

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
SunTrust Banks, Inc.	7,005	$467,864
Wells Fargo & Co.	30,110	1,582,582

		12,069,195

Capital Markets - 3.0%
Apollo Global Management LLC - Class A	18,980	655,759
Ares Management LP	18,935	439,292
BlackRock, Inc.	1,270	598,589
The Blackstone Group LP	18,620	709,050

		2,402,690

Insurance - 4.0%
The Allstate Corp.	4,315	425,891
Arthur J. Gallagher & Co.	6,820	507,681
Chubb Ltd.	4,410	589,352
Lincoln National Corp.	5,755	389,383
Old Republic International Corp.	20,890	467,518
Principal Financial Group, Inc.	6,370	373,218
Willis Towers Watson plc	2,830	398,860

		3,151,903

Total Financials		17,623,788

Health Care - 11.9%
Pharmaceuticals - 11.9%
AstraZeneca plc (United Kingdom)[1]	12,545	977,814
Bristol-Myers Squibb Co.	20,930	1,299,335
Eli Lilly & Co.	10,285	1,103,683
Johnson & Johnson	15,465	2,136,799
Merck & Co., Inc.	25,920	1,838,765
Novartis AG - ADR (Switzerland)	10,190	877,970
Sanofi (France)[1]	12,955	1,157,492

Total Health Care		9,391,858

Industrials - 10.3%
Airlines - 1.5%
Delta Air Lines, Inc.	10,510	607,793
Southwest Airlines Co.	9,655	602,955

		1,210,748

Building Products - 0.9%
Johnson Controls International plc	20,795	727,825

Commercial Services & Supplies - 3.0%
Covanta Holding Corp.	62,950	1,022,937

2

Investment Portfolio - September 30, 2018

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	14,870	$1,343,653

		2,366,590

Construction & Engineering - 0.8%
Comfort Systems USA, Inc.	10,720	604,608

Industrial Conglomerates - 0.9%
3M Co.	3,480	733,271

Machinery - 1.5%
Mueller Water Products, Inc. - Class A	99,760	1,148,238

Road & Rail - 1.7%
Kansas City Southern	11,845	1,341,802

Total Industrials		8,133,082

Information Technology - 10.0%
Semiconductors & Semiconductor Equipment - 6.1%
Intel Corp.	53,930	2,550,350
Skyworks Solutions, Inc.	11,300	1,025,023
Texas Instruments, Inc.	11,600	1,244,564

		4,819,937

Software - 2.0%
Microsoft Corp.	14,065	1,608,614

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	6,475	1,461,666

Total Information Technology		7,890,217

Materials - 8.4%
Chemicals - 3.1%
DowDuPont, Inc.	17,946	1,154,107
FMC Corp.	15,180	1,323,393

		2,477,500

Containers & Packaging - 5.3%
Graphic Packaging Holding Co.	115,660	1,620,397
Sealed Air Corp.	22,845	917,227
Sonoco Products Co.	29,835	1,655,842

		4,193,466

Total Materials		6,670,966

Real Estate - 8.8%
Equity Real Estate Investment Trusts (REITS) - 8.8%
CatchMark Timber Trust, Inc. - Class A	49,265	563,099
Colony Capital, Inc.	76,790	467,651
Community Healthcare Trust, Inc.	25,090	777,288

3

Investment Portfolio - September 30, 2018

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
CoreCivic, Inc.	15,995	$389,158
Crown Castle International Corp.	10,100	1,124,433
Digital Realty Trust, Inc.	4,140	465,667
Equinix, Inc.	2,030	878,767
Jernigan Capital, Inc.	22,315	430,456
Lamar Advertising Co. - Class A	5,145	400,281
Outfront Media, Inc.	14,809	295,440
Plymouth Industrial REIT, Inc.	10,110	156,705
STAG Industrial, Inc.	14,905	409,888
Weyerhaeuser Co.	18,020	581,505

Total Real Estate		6,940,338

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	23,115	1,234,110

Utilities - 3.6%
Electric Utilities - 0.7%
Exelon Corp.	11,800	515,188

Independent Power and Renewable Electricity Producers - 1.9%
Boralex, Inc. - Class A (Canada)	22,540	314,633
Innergex Renewable Energy, Inc. (Canada)	37,355	375,386
Northland Power, Inc. (Canada)	22,165	372,377
Pattern Energy Group, Inc. - Class A	21,310	423,430

		1,485,826

Multi-Utilities - 1.0%
CMS Energy Corp.	16,780	822,220

Total Utilities		2,823,234

TOTAL COMMON STOCKS (Identified Cost $65,125,641)		77,658,737

SHORT-TERM INVESTMENT - 1.3%
Dreyfus Government Cash Management, Institutional Shares[2], 1.95% (Identified Cost $1,078,688)	1,078,688	1,078,688

TOTAL INVESTMENTS - 99.6% (Identified Cost $66,204,329)		78,737,425
OTHER ASSETS, LESS LIABILITIES - 0.4%		291,159

NET ASSETS - 100%		$79,028,584

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

4

Investment Portfolio - September 30, 2018

(unaudited)

2Rate shown is the current yield as of September 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$3,650,511	$3,650,511	$—	$—
Consumer Staples	3,767,638	3,026,832	740,806	—
Energy	9,532,995	8,822,969	710,026	—
Financials	17,623,788	17,623,788	—	—
Health Care	9,391,858	7,256,552	2,135,306	—
Industrials	8,133,082	8,133,082	—	—
Information Technology	7,890,217	7,890,217	—	—
Materials	6,670,966	6,670,966	—	—
Real Estate	6,940,338	6,940,338	—	—
Telecommunication Services	1,234,110	1,234,110	—	—
Utilities	2,823,234	2,823,234	—	—

Mutual fund	1,078,688	1,078,688	—	—

Total assets	$78,737,425	$75,151,287	$3,586,138	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2017 or September 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2018.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

ITEM 2: CONTROLS AND PROCEDURES

(a)

Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Michele T. Mosca
Michele T. Mosca

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: November 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michele T. Mosca
Michele T. Mosca

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: November 14, 2018

/s/ Christine Glavin
Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: November 14, 2018